First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 4.7%
1,077,225	Cisco Systems, Inc.	$51,178,960
129,169	Motorola Solutions, Inc.	49,865,692
1,886,756	Nokia Oyj, ADR	7,131,938
929,679	Telefonaktiebolaget LM Ericsson, ADR	5,736,119
77,003	Ubiquiti, Inc.	11,216,257
		125,128,966
	Diversified Telecommunication Services — 8.5%
2,749,229	AT&T, Inc.	52,537,766
43,027	ATN International, Inc.	981,016
1,464,220	BCE, Inc.	47,396,801
238,983	Cogent Communications Holdings, Inc.	13,488,201
159,313	Iridium Communications, Inc.	4,240,912
258,858	Orange S.A., ADR	2,585,991
707,874	Telefonica S.A., ADR	2,980,150
190,695	Telkom Indonesia Persero Tbk PT, ADR	3,565,996
3,045,044	TELUS Corp.	46,101,966
1,217,278	Verizon Communications, Inc.	50,200,545
		224,079,344
	Electronic Equipment, Instruments & Components — 5.1%
621,051	Amphenol Corp., Class A	41,840,206
80,355	Avnet, Inc.	4,137,479
21,978	Benchmark Electronics, Inc.	867,252
57,872	CDW Corp.	12,954,068
1,024,550	Corning, Inc.	39,803,767
66,942	Methode Electronics, Inc.	692,850
39,987	TD SYNNEX Corp.	4,614,500
192,091	TE Connectivity Ltd.	28,896,249
84,287	Vishay Intertechnology, Inc.	1,879,600
		135,685,971
	Health Care Technology — 0.0%
3,956	Simulations Plus, Inc.	192,341
	Interactive Media & Services — 0.2%
108,837	Autohome, Inc., ADR	2,987,576
38,963	Shutterstock, Inc.	1,507,868
		4,495,444
	IT Services — 9.4%
104,682	Amdocs Ltd.	8,261,504
349,910	Cognizant Technology Solutions Corp., Class A	23,793,880
21,670	Hackett Group (The), Inc.	470,672
Shares	Description	Value

	IT Services (Continued)
466,100	Infosys Ltd., ADR	$8,678,782
1,200,862	International Business Machines Corp.	207,689,083
		248,893,921
	Media — 2.0%
12,942	Cable One, Inc.	4,581,468
1,251,336	Comcast Corp., Class A	49,002,318
		53,583,786
	Professional Services — 1.2%
31,207	CSG Systems International, Inc.	1,284,792
367,374	Dun & Bradstreet Holdings, Inc.	3,401,883
45,161	KBR, Inc.	2,896,627
54,148	Leidos Holdings, Inc.	7,899,110
23,229	Paycom Software, Inc.	3,322,676
22,423	Science Applications International Corp.	2,635,824
145,909	SS&C Technologies Holdings, Inc.	9,144,117
		30,585,029
	Semiconductors & Semiconductor Equipment — 35.3%
92,420	Amkor Technology, Inc.	3,698,648
294,704	Analog Devices, Inc.	67,269,135
196,064	Applied Materials, Inc.	46,269,143
326,489	ASE Technology Holding Co., Ltd., ADR	3,728,504
150,814	Broadcom, Inc.	242,136,401
38,794	KLA Corp.	31,986,041
37,691	Kulicke & Soffa Industries, Inc.	1,854,020
43,098	Lam Research Corp.	45,892,905
369,554	Microchip Technology, Inc.	33,814,191
162,147	Micron Technology, Inc.	21,327,195
11,189	Monolithic Power Systems, Inc.	9,193,778
151,650	NXP Semiconductors N.V.	40,807,499
23,177	Power Integrations, Inc.	1,626,794
490,968	QUALCOMM, Inc.	97,791,006
183,269	Skyworks Solutions, Inc.	19,532,810
16,628	STMicroelectronics N.V.	653,148
541,257	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	94,075,879
848,242	Texas Instruments, Inc.	165,008,516
327,435	United Microelectronics Corp., ADR	2,868,331
15,578	Universal Display Corp.	3,275,275
		932,809,219
	Software — 16.4%
46,931	A10 Networks, Inc.	649,994
72,992	Adeia, Inc.	816,416
54,786	Clear Secure, Inc., Class A	1,025,046

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
33,456	Dolby Laboratories, Inc., Class A	$2,650,719
501,694	Gen Digital, Inc.	12,532,316
26,096	InterDigital, Inc.	3,041,750
67,151	Intuit, Inc.	44,132,309
482,653	Microsoft Corp.	215,721,758
368,590	Open Text Corp.	11,072,444
854,867	Oracle Corp.	120,707,220
23,766	Progress Software Corp.	1,289,543
22,905	Roper Technologies, Inc.	12,910,632
30,372	SAP SE, ADR	6,126,336
		432,676,483
	Technology Hardware, Storage & Peripherals — 13.8%
1,042,205	Apple, Inc.	219,509,217
135,854	Dell Technologies, Inc., Class C	18,735,625
1,465,342	Hewlett Packard Enterprise Co.	31,021,290
1,148,041	HP, Inc.	40,204,396
70,851	Logitech International S.A.	6,864,045
136,372	NetApp, Inc.	17,564,714
250,912	Seagate Technology Holdings PLC	25,911,682
351,480	Xerox Holdings Corp.	4,084,198
		363,895,167
	Wireless Telecommunication Services — 3.2%
551,691	America Movil S.A.B. de C.V., ADR	9,378,747
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,168,658	Rogers Communications, Inc., Class B	43,216,973
301,624	Telephone and Data Systems, Inc.	6,252,666
2,910,135	Vodafone Group PLC, ADR	25,812,897
		84,661,283
	Total Common Stocks	2,636,686,954
	(Cost $1,949,400,137)
MONEY MARKET FUNDS — 0.0%
1,051,369	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (e)	1,051,369
	(Cost $1,051,369)

	Total Investments — 99.8%	2,637,738,323
	(Cost $1,950,451,506)
	Net Other Assets and Liabilities — 0.2%	4,426,705
	Net Assets — 100.0%	$2,642,165,028

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 84,661,283	$ 84,661,283	$ —	$ —**
Other Industry Categories*	2,552,025,671	2,552,025,671	—	—
Money Market Funds	1,051,369	1,051,369	—	—
Total Investments	$2,637,738,323	$2,637,738,323	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 20.2%
	Biotechnology — 0.8%
8,345	AbbVie, Inc.	$1,431,334
26,026	Gilead Sciences, Inc.	1,785,644
		3,216,978
	Capital Markets — 1.0%
13,814	Morgan Stanley	1,342,583
17,794	State Street Corp.	1,316,756
13,706	T. Rowe Price Group, Inc.	1,580,439
		4,239,778
	Chemicals — 0.4%
18,494	LyondellBasell Industries N.V., Class A	1,769,136
	Diversified Telecommunication Services — 1.2%
130,255	AT&T, Inc.	2,489,173
58,834	Verizon Communications, Inc.	2,426,314
		4,915,487
	Electric Utilities — 5.0%
26,265	Alliant Energy Corp.	1,336,889
16,139	American Electric Power Co., Inc.	1,416,036
14,549	Duke Energy Corp.	1,458,246
20,070	Edison International	1,441,227
13,422	Entergy Corp.	1,436,154
31,994	Evergy, Inc.	1,694,722
27,960	Eversource Energy	1,585,612
37,874	Exelon Corp.	1,310,819
38,251	FirstEnergy Corp.	1,463,866
21,793	Pinnacle West Capital Corp.	1,664,549
38,377	PNM Resources, Inc.	1,418,414
35,618	Portland General Electric Co.	1,540,122
17,289	Southern (The) Co.	1,341,108
25,545	Xcel Energy, Inc.	1,364,358
		20,472,122
	Financial Services — 0.6%
197,319	Western Union (The) Co.	2,411,238
	Food Products — 1.0%
54,970	Conagra Brands, Inc.	1,562,247
23,583	Kellanova	1,360,268
42,309	Kraft Heinz (The) Co.	1,363,196
		4,285,711
	Gas Utilities — 1.4%
23,557	National Fuel Gas Co.	1,276,554
31,381	New Jersey Resources Corp.	1,341,224
23,794	ONE Gas, Inc.	1,519,247
28,130	Spire, Inc.	1,708,335
		5,845,360
	Health Care Providers & Services — 0.3%
22,729	CVS Health Corp.	1,342,375
	Insurance — 1.1%
26,945	Fidelity National Financial, Inc.	1,331,622

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
25,591	First American Financial Corp.	$1,380,634
13,851	Prudential Financial, Inc.	1,623,199
		4,335,455
	IT Services — 0.4%
8,660	International Business Machines Corp.	1,497,747
	Multi-Utilities — 1.9%
50,753	Avista Corp.	1,756,561
29,713	Black Hills Corp.	1,615,793
45,942	NiSource, Inc.	1,323,589
35,411	Northwestern Energy Group, Inc.	1,773,383
17,419	WEC Energy Group, Inc.	1,366,695
		7,836,021
	Oil, Gas & Consumable Fuels — 2.3%
8,664	Chevron Corp.	1,355,223
11,060	Chord Energy Corp.	1,854,541
8,344	Diamondback Energy, Inc.	1,670,385
24,277	DT Midstream, Inc.	1,724,395
73,177	Viper Energy, Inc.	2,746,333
		9,350,877
	Pharmaceuticals — 0.8%
46,803	Bristol-Myers Squibb Co.	1,943,728
141,336	Viatris, Inc.	1,502,402
		3,446,130
	Specialty Retail — 0.4%
21,391	Best Buy Co., Inc.	1,803,047
	Technology Hardware, Storage & Peripherals — 0.3%
37,905	HP, Inc.	1,327,433
	Tobacco — 1.3%
69,151	Altria Group, Inc.	3,149,828
46,849	Universal Corp.	2,257,653
		5,407,481
	Total Common Stocks	83,502,376
	(Cost $81,749,056)
REAL ESTATE INVESTMENT TRUSTS — 20.2%
	Diversified REITs — 1.5%
164,460	Alexander & Baldwin, Inc.	2,789,242
147,270	American Assets Trust, Inc.	3,295,902
		6,085,144
	Health Care REITs — 2.1%
91,922	CareTrust REIT, Inc.	2,307,242
102,960	LTC Properties, Inc.	3,552,120
44,422	National Health Investors, Inc.	3,008,702
		8,868,064
	Hotel & Resort REITs — 0.9%
243,663	Apple Hospitality REIT, Inc.	3,542,860
	Industrial REITs — 0.9%
33,404	Innovative Industrial Properties, Inc.	3,648,385

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs — 5.2%
394,337	Ladder Capital Corp.	$4,452,065
434,215	PennyMac Mortgage Investment Trust	5,970,456
794,834	Ready Capital Corp.	6,501,742
412,487	Rithm Capital Corp.	4,500,233
		21,424,496
	Office REITs — 0.6%
99,996	COPT Defense Properties	2,502,900
	Residential REITs — 0.6%
16,980	Mid-America Apartment Communities, Inc.	2,421,518
	Retail REITs — 3.3%
110,079	Brixmor Property Group, Inc.	2,541,724
120,948	Getty Realty Corp.	3,224,474
68,642	NNN REIT, Inc.	2,924,149
37,333	Regency Centers Corp.	2,322,113
18,378	Simon Property Group, Inc.	2,789,780
		13,802,240
	Specialized REITs — 5.1%
60,103	CubeSmart	2,714,852
102,787	EPR Properties	4,314,998
12,855	Extra Space Storage, Inc.	1,997,796
123,064	Four Corners Property Trust, Inc.	3,035,989
78,793	Gaming and Leisure Properties, Inc.	3,562,232
8,685	Public Storage	2,498,240
102,565	VICI Properties, Inc.	2,937,462
		21,061,569
	Total Real Estate Investment Trusts	83,357,176
	(Cost $84,507,500)
EXCHANGE-TRADED FUNDS — 20.0%
	Capital Markets — 20.0%
2,033,639	First Trust Tactical High Yield ETF (a)	82,626,753
	(Cost $95,670,023)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 19.8%
	Banks — 2.8%
137,829	Bank of America Corp., Series 2, 3 Mo. CME Term SOFR + CSA + 0.65% (b)	6.25%	(c)	3,128,718
133,685	Bank of America Corp., Series 5, 3 Mo. CME Term SOFR + CSA + 0.50% (b)	6.09%	(c)	2,967,807
105,966	Bank of America Corp., Series K	6.45%	12/15/66	2,673,522
118,197	Fifth Third Bancorp, Series I (d)	9.30%	(c)	2,997,476
				11,767,523
	Capital Markets — 3.4%
129,282	Morgan Stanley, Series A, 3 Mo. CME Term SOFR + CSA + 0.70% (b)	6.29%	(c)	2,957,972
117,751	Morgan Stanley, Series E	7.13%	(c)	2,968,503
113,845	Morgan Stanley, Series F	6.88%	(c)	2,856,371

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
106,540	Morgan Stanley, Series I	6.38%	(c)	$2,668,827
105,247	Morgan Stanley, Series P	6.50%	(c)	2,746,947
				14,198,620
	Financial Services — 1.9%
150,824	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (b)	11.96%	10/30/40	4,414,618
126,034	Jackson Financial, Inc. (d)	8.00%	(c)	3,245,376
				7,659,994
	Food Products — 2.8%
113,905	CHS, Inc., Series 1	7.88%	(c)	3,094,799
108,691	CHS, Inc., Series 2	7.10%	(c)	2,798,793
108,701	CHS, Inc., Series 3	6.75%	(c)	2,727,308
116,469	CHS, Inc., Series 4	7.50%	(c)	3,028,194
				11,649,094
	Hotel & Resort REITs — 0.8%
133,149	RLJ Lodging Trust, Series A	1.95%	(c)	3,314,079
	Insurance — 3.3%
136,971	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (b)	8.76%	01/15/53	3,539,331
139,766	Aspen Insurance Holdings Ltd. (d)	9.62%	(c)	3,678,641
126,095	Lincoln National Corp., Series D	9.00%	(c)	3,524,355
109,568	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	2,861,916
				13,604,243
	Mortgage REITs — 3.8%
171,346	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (b)	10.70%	(c)	4,453,282
168,747	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (b)	10.58%	(c)	4,301,361
158,315	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (b)	9.76%	(c)	4,038,616
110,597	Annaly Capital Management, Inc., Series I (d)	6.75%	(c)	2,833,495
				15,626,754
	Trading Companies & Distributors — 1.0%
158,926	WESCO International, Inc., Series A (d)	10.63%	(c)	4,120,951
	Total $25 Par Preferred Securities			81,941,258
	(Cost $82,878,552)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 19.5%
	Energy Equipment & Services — 1.0%
182,655	USA Compression Partners, L.P.	4,334,403
	Industrial Conglomerates — 1.6%
399,584	Icahn Enterprises, L.P.	6,585,145
	Marine Transportation — 0.1%
4,842	Navios Maritime Partners, L.P.	247,087
	Oil, Gas & Consumable Fuels — 16.8%
230,310	Alliance Resource Partners, L.P.	5,633,383
318,450	Black Stone Minerals, L.P.	4,990,111

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
86,394	Cheniere Energy Partners, L.P.	$4,242,809
204,768	CrossAmerica Partners, L.P.	4,064,645
138,770	Delek Logistics Partners, L.P.	5,617,410
141,412	Dorchester Minerals, L.P.	4,362,560
231,457	Energy Transfer, L.P.	3,754,232
152,730	EnLink Midstream, LLC (e)	2,101,565
115,313	Enterprise Products Partners, L.P.	3,341,771
209,167	Genesis Energy, L.P.	2,993,180
63,112	Global Partners, L.P.	2,879,801
311,278	Kimbell Royalty Partners, L.P. (e)	5,092,508
88,891	MPLX, L.P.	3,785,868
34,543	Natural Resource Partners, L.P.	3,096,434
181,477	Plains All American Pipeline, L.P.	3,241,179
162,176	Plains GP Holdings, L.P., Class A (e)	3,052,152
61,170	Sunoco, L.P.	3,458,552
92,429	Western Midstream Partners, L.P.	3,672,204
		69,380,364
	Total Master Limited Partnerships	80,546,999
	(Cost $52,681,284)

Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
183,026	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (f)	183,026
	(Cost $183,026)

	Total Investments — 99.7%	412,157,588
	(Cost $397,669,441)
	Net Other Assets and Liabilities — 0.3%	1,255,131
	Net Assets — 100.0%	$413,412,719

(a)	Investment in an affiliated fund.
(b)	Floating or variable rate security.
(c)	Perpetual maturity.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$83,502,376	$83,502,376	$—	$—
Real Estate Investment Trusts*	83,357,176	83,357,176	—	—
Exchange-Traded Funds*	82,626,753	82,626,753	—	—
$25 Par Preferred Securities*	81,941,258	81,941,258	—	—
Master Limited Partnerships*	80,546,999	80,546,999	—	—
Money Market Funds	183,026	183,026	—	—
Total Investments	$412,157,588	$412,157,588	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2024, and for the fiscal year-to-date period (October 1, 2023 to June 30, 2024) are as follows:

Security Name	Shares at 6/30/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Tactical High Yield ETF	2,033,639	$82,403,321	$14,180,929	$(16,936,376)	$4,035,725	$(1,056,846)	$82,626,753	$4,099,407

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Air Freight & Logistics — 0.9%
17,196	DHL Group (EUR)	$695,943
	Automobile Components — 1.0%
48,200	Toyo Tire Corp. (JPY)	769,480
	Banks — 6.5%
7,165	Bank of Montreal (CAD)	601,409
21,405	Bank of Nova Scotia (The) (CAD)	979,149
18,512	Canadian Imperial Bank of Commerce (CAD)	880,235
29,464	Canadian Western Bank (CAD)	934,285
33,300	Sumitomo Mitsui Trust Holdings, Inc. (JPY)	759,593
11,732	Toronto-Dominion Bank (The) (CAD)	644,893
		4,799,564
	Broadline Retail — 1.2%
8,743	Canadian Tire Corp. Ltd., Class A (CAD)	867,494
	Building Products — 1.2%
80,800	Lixil Corp. (JPY)	850,487
	Capital Markets — 4.6%
96,634	IG Group Holdings PLC (GBP)	1,000,446
16,537	Julius Baer Group Ltd. (CHF)	923,988
31,000	SBI Holdings, Inc. (JPY)	783,622
151,148	Schroders PLC (GBP)	695,096
		3,403,152
	Chemicals — 4.3%
43,100	Mitsubishi Gas Chemical Co., Inc. (JPY)	821,871
66,730	Solvay S.A. (EUR)	2,349,039
		3,170,910
	Construction & Engineering — 2.1%
27,679	Bouygues S.A. (EUR)	888,396
69,600	EXEO Group, Inc. (JPY)	691,934
		1,580,330
	Construction Materials — 1.2%
10,304	Holcim AG (CHF)	913,133
	Containers & Packaging — 1.3%
21,563	Smurfit Kappa Group PLC (EUR)	960,665
	Diversified Telecommunication Services — 8.0%
34,426	BCE, Inc. (CAD)	1,115,029
21,706	Elisa Oyj (EUR)	995,861
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
175,610	LG Uplus Corp. (KRW)	$1,252,808
71,347	Saudi Telecom Co. (SAR)	713,166
1,473	Swisscom AG (CHF)	828,762
66,605	TELUS Corp. (CAD)	1,008,289
		5,913,915
	Electric Utilities — 8.8%
212,843	CK Infrastructure Holdings Ltd. (HKD)	1,201,987
126,284	CLP Holdings Ltd. (HKD)	1,020,421
180,448	EDP - Energias de Portugal S.A. (EUR)	676,185
29,911	Emera, Inc. (CAD)	998,090
223,049	Power Assets Holdings Ltd. (HKD)	1,206,782
145,914	Saudi Electricity Co. (SAR)	640,192
101,586	Terna-Rete Elettrica Nazionale (EUR)	785,272
		6,528,929
	Financial Services — 0.9%
7,271	Wendel SE (EUR)	643,196
	Food Products — 1.1%
96,357	Orkla ASA (NOK)	782,895
	Gas Utilities — 1.8%
243,834	APA Group (AUD)	1,299,663
	Household Durables — 2.0%
25,900	Open House Group Co., Ltd. (JPY)	793,307
32,200	Sekisui House Ltd. (JPY)	713,087
		1,506,394
	Independent Power and Renewable Electricity Producers — 3.9%
44,324	Capital Power Corp. (CAD)	1,263,253
47,600	Electric Power Development Co., Ltd. (JPY)	742,742
52,367	Northland Power, Inc. (CAD)	900,312
		2,906,307
	Insurance — 15.1%
2,780	Allianz SE (EUR)	772,594
5,768	Baloise Holding AG (CHF)	1,015,635
22,272	Great-West Lifeco, Inc. (CAD)	649,739
5,783	Helvetia Holding AG (CHF)	782,052
393,824	Legal & General Group PLC (GBP)	1,130,076
34,769	Manulife Financial Corp. (CAD)	925,869
51,100	MS&AD Insurance Group Holdings, Inc. (JPY)	1,135,450
323,048	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,464,442
28,539	Power Corp. of Canada (CAD)	793,138

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
13,318	Sun Life Financial, Inc. (CAD)	$653,026
1,202	Swiss Life Holding AG (CHF)	883,790
1,724	Zurich Insurance Group AG (CHF)	919,326
		11,125,137
	Machinery — 3.2%
97,482	Husqvarna AB, Class B (SEK)	781,217
16,686	Kone Oyj, Class B (EUR)	823,623
22,200	Takeuchi Manufacturing Co., Ltd. (JPY)	776,841
		2,381,681
	Metals & Mining — 1.0%
15,100	Yamato Kogyo Co., Ltd. (JPY)	734,493
	Multi-Utilities — 5.2%
498,809	A2A S.p.A. (EUR)	993,344
33,058	Atco Ltd., Class I (CAD)	941,684
46,012	Canadian Utilities Ltd., Class A (CAD)	993,863
263,073	Hera S.p.A. (EUR)	899,872
		3,828,763
	Oil, Gas & Consumable Fuels — 6.2%
28,055	Canadian Natural Resources Ltd. (CAD)	999,320
191,800	ENEOS Holdings, Inc. (JPY)	985,405
49,444	Keyera Corp. (CAD)	1,369,419
32,919	Pembina Pipeline Corp. (CAD)	1,221,424
		4,575,568
	Personal Care Products — 1.3%
16,922	Unilever PLC (GBP)	929,439
	Pharmaceuticals — 3.2%
2,744	Roche Holding AG (CHF)	762,010
7,785	Sanofi (EUR)	749,861
31,500	Takeda Pharmaceutical Co., Ltd. (JPY)	816,819
		2,328,690
	Professional Services — 1.3%
29,207	Adecco Group AG (CHF)	969,395
	Real Estate Management & Development — 6.4%
580,453	Henderson Land Development Co., Ltd. (HKD)	1,557,231
25,400	Nomura Real Estate Holdings, Inc. (JPY)	636,381
1,382,303	Sino Land Co., Ltd. (HKD)	1,424,954
124,457	Sun Hung Kai Properties Ltd. (HKD)	1,076,581
		4,695,147
Shares	Description	Value

	Retail REITs — 1.0%
1,299	Japan Metropolitan Fund Invest (JPY)	$730,682
	Semiconductors & Semiconductor Equipment — 2.6%
473,957	Vanguard International Semiconductor Corp. (TWD)	1,891,942
	Tobacco — 1.9%
22,434	KT&G Corp. (KRW)	1,437,471

	Total Investments — 99.2%	73,220,865
	(Cost $73,562,589)
	Net Other Assets and Liabilities — 0.8%	611,702
	Net Assets — 100.0%	$73,832,567

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Country Allocation†	% of Net Assets
Canada	25.4%
Japan	17.3
Switzerland	10.8
Hong Kong	8.5
United Kingdom	5.1
South Korea	3.6
Italy	3.6
Belgium	3.2
France	3.1
Taiwan	2.6
Finland	2.5
Germany	2.0
China	2.0
Saudi Arabia	1.8
Australia	1.8
Bermuda	1.6
Ireland	1.3
Norway	1.1
Sweden	1.0
Portugal	0.9
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CAD	25.6%
JPY	17.4
EUR	16.7
HKD	12.2
CHF	10.9
GBP	5.1
KRW	3.7
TWD	2.6
SAR	1.8
AUD	1.8
NOK	1.1
SEK	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 73,220,865	$ 73,220,865	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.1%
	Aerospace & Defense — 1.2%
15,063	General Electric Co.	$2,394,565
70,177	Leonardo DRS, Inc. (a)	1,790,215
4,368	Lockheed Martin Corp.	2,040,293
22,197	RTX Corp.	2,228,357
		8,453,430
	Air Freight & Logistics — 0.5%
26,626	United Parcel Service, Inc., Class B	3,643,768
	Automobiles — 2.7%
5,414	Ferrari N.V.	2,210,915
525,271	Stellantis N.V. (b)	10,426,630
31,723	Tesla, Inc. (a) (b)	6,277,347
		18,914,892
	Banks — 3.5%
97,424	Bank of America Corp.	3,874,552
59,720	BankUnited, Inc.	1,748,004
80,304	CVB Financial Corp.	1,384,441
32,403	East West Bancorp, Inc.	2,372,872
46,184	JPMorgan Chase & Co. (b)	9,341,176
46,358	Simmons First National Corp., Class A	814,974
28,632	UMB Financial Corp.	2,388,481
52,256	Wells Fargo & Co. (b)	3,103,484
		25,027,984
	Beverages — 2.1%
60,919	Coca-Cola (The) Co.	3,877,494
100,479	Coca-Cola Europacific Partners PLC (b)	7,321,905
21,826	PepsiCo, Inc. (b)	3,599,762
		14,799,161
	Biotechnology — 2.3%
28,282	AbbVie, Inc. (b)	4,850,929
8,104	Amgen, Inc.	2,532,095
131,315	Crinetics Pharmaceuticals, Inc. (a)	5,881,599
41,814	Gilead Sciences, Inc.	2,868,858
		16,133,481
	Broadline Retail — 3.7%
137,475	Amazon.com, Inc. (a) (b)	26,567,044
	Capital Markets — 2.3%
18,726	Ares Management Corp., Class A	2,495,801
1,778	BlackRock, Inc.	1,399,855
6,049	Blackstone, Inc.	748,866
14,411	CME Group, Inc.	2,833,203
4,291	Goldman Sachs Group (The), Inc.	1,940,905
18,509	Houlihan Lokey, Inc.	2,496,124
8,419	LPL Financial Holdings, Inc.	2,351,427
5,153	S&P Global, Inc.	2,298,238
		16,564,419

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 0.6%
7,211	Linde PLC	$3,164,259
2,703	NewMarket Corp.	1,393,586
		4,557,845
	Commercial Services & Supplies — 0.2%
60,968	CoreCivic, Inc. (a)	791,365
56,585	OPENLANE, Inc. (a)	938,745
		1,730,110
	Communications Equipment — 0.1%
2,668	Motorola Solutions, Inc.	1,029,981
	Construction Materials — 0.4%
12,144	Eagle Materials, Inc.	2,640,834
	Consumer Finance — 0.5%
158,424	SLM Corp.	3,293,635
	Consumer Staples Distribution & Retail — 2.4%
7,061	Costco Wholesale Corp.	6,001,779
23,071	Performance Food Group Co. (a)	1,525,224
25,531	Sprouts Farmers Market, Inc. (a)	2,135,924
6,121	Target Corp.	906,153
46,155	US Foods Holding Corp. (a)	2,445,292
64,064	Walmart, Inc.	4,337,773
		17,352,145
	Containers & Packaging — 0.2%
11,529	AptarGroup, Inc.	1,623,398
	Diversified Consumer Services — 0.3%
14,307	Grand Canyon Education, Inc. (a)	2,001,692
	Diversified Telecommunication Services — 0.7%
125,617	AT&T, Inc.	2,400,541
67,453	Verizon Communications, Inc.	2,781,762
		5,182,303
	Electric Utilities — 1.9%
21,537	Duke Energy Corp.	2,158,654
39,408	IDACORP, Inc.	3,670,855
23,780	MGE Energy, Inc.	1,776,842
24,873	NextEra Energy, Inc.	1,761,257
20,336	Otter Tail Corp.	1,781,230
17,306	Southern (The) Co.	1,342,426
21,825	Xcel Energy, Inc.	1,165,673
		13,656,937
	Electrical Equipment — 0.1%
3,833	GE Vernova, Inc. (a)	657,398
	Energy Equipment & Services — 0.4%
94,146	TechnipFMC PLC	2,461,918
	Entertainment — 1.0%
6,404	Netflix, Inc. (a)	4,321,931
27,627	Walt Disney (The) Co.	2,743,085
		7,065,016

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services — 4.3%
29,435	Berkshire Hathaway, Inc., Class B (a) (b)	$11,974,158
85,228	Jackson Financial, Inc., Class A	6,329,031
13,097	Mastercard, Inc., Class A (b)	5,777,873
25,505	Visa, Inc., Class A (b)	6,694,297
		30,775,359
	Food Products — 2.3%
63,300	Cal-Maine Foods, Inc.	3,868,263
72,557	Flowers Foods, Inc.	1,610,765
13,487	General Mills, Inc.	853,188
33,507	Ingredion, Inc.	3,843,253
13,242	Lancaster Colony Corp.	2,502,341
13,723	Mondelez International, Inc., Class A	898,033
65,754	Pilgrim’s Pride Corp. (a)	2,530,871
		16,106,714
	Ground Transportation — 0.3%
10,156	Union Pacific Corp.	2,297,897
	Health Care Equipment & Supplies — 1.0%
3,621	Becton Dickinson & Co.	846,264
5,366	Intuitive Surgical, Inc. (a)	2,387,065
45,581	Medtronic PLC	3,587,681
1,070	Stryker Corp.	364,067
		7,185,077
	Health Care Providers & Services — 1.6%
2,296	Elevance Health, Inc.	1,244,110
30,310	Encompass Health Corp.	2,600,295
14,630	UnitedHealth Group, Inc. (b)	7,450,474
		11,294,879
	Health Care REITs — 0.4%
12,432	National Health Investors, Inc.	842,019
134,890	Sabra Health Care REIT, Inc.	2,077,306
		2,919,325
	Health Care Technology — 0.3%
10,877	Veeva Systems, Inc., Class A (a)	1,990,600
	Hotels, Restaurants & Leisure — 0.3%
563	Booking Holdings, Inc.	2,230,324
	Household Durables — 0.4%
24,106	Toll Brothers, Inc.	2,776,529
	Household Products — 1.4%
17,475	Colgate-Palmolive Co.	1,695,774
36,444	Procter & Gamble (The) Co. (b)	6,010,344
88,772	Reynolds Consumer Products, Inc.	2,483,841
		10,189,959
	Independent Power and Renewable Electricity Producers — 0.7%
56,316	Vistra Corp.	4,842,050
	Industrial Conglomerates — 0.3%
10,607	Honeywell International, Inc.	2,265,019

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial REITs — 0.3%
21,893	Innovative Industrial Properties, Inc.	$2,391,153
	Insurance — 1.4%
1,367	Arthur J. Gallagher & Co.	354,477
38,412	CNA Financial Corp.	1,769,641
46,102	Fidelity National Financial, Inc.	2,278,361
5,915	Kinsale Capital Group, Inc.	2,278,931
14,727	Marsh & McLennan Cos., Inc.	3,103,273
		9,784,683
	Interactive Media & Services — 6.8%
93,643	Alphabet, Inc., Class A (b)	17,057,073
78,686	Alphabet, Inc., Class C (b)	14,432,586
33,242	Meta Platforms, Inc., Class A (b)	16,761,281
		48,250,940
	IT Services — 0.3%
13,309	International Business Machines Corp.	2,301,792
	Life Sciences Tools & Services — 1.4%
10,453	Danaher Corp.	2,611,682
9,879	Medpace Holdings, Inc. (a)	4,068,666
5,952	Thermo Fisher Scientific, Inc. (b)	3,291,456
		9,971,804
	Machinery — 1.7%
35,823	Allison Transmission Holdings, Inc.	2,718,966
8,116	Caterpillar, Inc.	2,703,440
24,508	Graco, Inc.	1,942,994
11,814	Illinois Tool Works, Inc.	2,799,445
11,210	Lincoln Electric Holdings, Inc.	2,114,654
		12,279,499
	Marine Transportation — 0.6%
14,813	Matson, Inc.	1,940,058
89,536	Star Bulk Carriers Corp.	2,182,888
		4,122,946
	Metals & Mining — 1.0%
26,851	Arch Resources, Inc.	4,087,528
26,297	Southern Copper Corp.	2,833,239
		6,920,767
	Multi-Utilities — 0.3%
16,909	Dominion Energy, Inc.	828,541
12,376	WEC Energy Group, Inc.	971,021
		1,799,562
	Office REITs — 1.5%
67,423	Kilroy Realty Corp.	2,101,575
155,293	SL Green Realty Corp.	8,795,795
		10,897,370
	Oil, Gas & Consumable Fuels — 5.4%
191,596	Antero Midstream Corp.	2,824,125
28,237	Chevron Corp. (b)	4,416,832
21,198	Chord Energy Corp.	3,554,481
18,061	ConocoPhillips	2,065,817

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
194,313	DHT Holdings, Inc.	$2,248,201
35,391	DT Midstream, Inc.	2,513,823
64,436	Exxon Mobil Corp. (b)	7,417,872
75,074	Hess Midstream, L.P., Class A (c)	2,735,697
10,844	HF Sinclair Corp.	578,419
103,491	PBF Energy, Inc., Class A	4,762,656
54,805	Scorpio Tankers, Inc.	4,455,098
27,651	Viper Energy, Inc.	1,037,742
		38,610,763
	Paper & Forest Products — 0.3%
32,439	Sylvamo Corp.	2,225,315
	Personal Care Products — 1.7%
80,604	BellRing Brands, Inc. (a)	4,605,713
133,103	Unilever PLC, ADR (b)	7,319,334
		11,925,047
	Pharmaceuticals — 4.2%
70,919	Bristol-Myers Squibb Co.	2,945,266
12,237	Eli Lilly & Co. (b)	11,079,135
41,477	Merck & Co., Inc. (b)	5,134,852
38,308	Novartis AG, ADR	4,078,270
19,204	Novo Nordisk A/S, ADR (b)	2,741,179
91,246	Organon & Co.	1,888,792
78,915	Pfizer, Inc.	2,208,042
		30,075,536
	Professional Services — 0.9%
9,794	Automatic Data Processing, Inc.	2,337,730
15,772	Booz Allen Hamilton Holding Corp.	2,427,311
13,723	Paychex, Inc.	1,626,999
		6,392,040
	Residential REITs — 0.3%
54,458	American Homes 4 Rent, Class A	2,023,659
	Retail REITs — 0.3%
34,601	Realty Income Corp.	1,827,625
2,401	Simon Property Group, Inc.	364,472
		2,192,097
	Semiconductors & Semiconductor Equipment — 9.3%
24,668	Advanced Micro Devices, Inc. (a)	4,001,396
13,859	Analog Devices, Inc.	3,163,455
12,613	Applied Materials, Inc.	2,976,542
7,003	Broadcom, Inc.	11,243,527
10,069	Microchip Technology, Inc.	921,314
307,048	NVIDIA Corp. (b)	37,932,710
15,929	QUALCOMM, Inc.	3,172,738
13,727	Texas Instruments, Inc.	2,670,313
		66,081,995
	Software — 10.1%
6,751	Adobe, Inc. (a)	3,750,451
21,550	CommVault Systems, Inc. (a)	2,619,834

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
18,618	InterDigital, Inc.	$2,170,114
4,439	Intuit, Inc.	2,917,355
115,126	Microsoft Corp. (b)	51,455,566
21,017	Oracle Corp.	2,967,600
15,275	Salesforce, Inc.	3,927,202
3,025	ServiceNow, Inc. (a)	2,379,677
		72,187,799
	Specialized REITs — 1.5%
12,125	American Tower Corp.	2,356,858
42,359	Crown Castle, Inc.	4,138,474
1,737	Equinix, Inc.	1,314,214
6,873	Extra Space Storage, Inc.	1,068,133
7,269	Public Storage	2,090,928
		10,968,607
	Specialty Retail — 1.9%
94,243	Gap (The), Inc.	2,251,465
16,939	Home Depot (The), Inc. (b)	5,831,081
9,083	Lowe’s Cos., Inc.	2,002,438
2,799	Murphy USA, Inc.	1,314,019
21,524	TJX (The) Cos., Inc.	2,369,793
		13,768,796
	Technology Hardware, Storage & Peripherals — 5.6%
172,940	Apple, Inc. (b)	36,424,623
26,308	Dell Technologies, Inc., Class C (b)	3,628,136
		40,052,759
	Textiles, Apparel & Luxury Goods — 0.4%
3,045	Deckers Outdoor Corp. (a)	2,947,408
	Tobacco — 1.3%
129,718	Altria Group, Inc.	5,908,655
23,277	Philip Morris International, Inc.	2,358,658
60,407	Vector Group Ltd.	638,502
		8,905,815
	Trading Companies & Distributors — 0.6%
11,913	Ferguson PLC	2,306,952
4,890	Watsco, Inc.	2,265,244
		4,572,196
	Wireless Telecommunication Services — 0.6%
125,266	America Movil S.A.B. de C.V., ADR	2,129,522
10,350	T-Mobile US, Inc.	1,823,463
		3,952,985
	Total Common Stocks	713,834,456
	(Cost $590,001,675)
MONEY MARKET FUNDS — 0.9%
6,530,555	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	6,530,555
	(Cost $6,530,555)
	Total Investments — 101.0%	720,365,011
	(Cost $596,532,230)

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (1.1)%
(175)	S&P 500® Index	$(95,558,400)	$5,325.00	07/19/24	$(3,013,500)
(215)	S&P 500® Index	(117,400,320)	5,475.00	07/19/24	(1,273,015)
(140)	S&P 500® Index	(76,446,720)	5,500.00	07/19/24	(593,600)
(125)	S&P 500® Index	(68,256,000)	5,525.00	07/19/24	(427,500)
(125)	S&P 500® Index	(68,256,000)	5,475.00	08/16/24	(1,319,625)
(135)	S&P 500® Index	(73,716,480)	5,500.00	08/16/24	(1,217,430)
	Total Written Options				(7,844,670)
	(Premiums received $8,293,610)
	Net Other Assets and Liabilities — 0.1%				1,043,794
	Net Assets — 100.0%				$713,564,135

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2024, the value of these securities amounts to $121,664,302.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$713,834,456	$713,834,456	$—	$—
Money Market Funds	6,530,555	6,530,555	—	—
Total Investments	$720,365,011	$720,365,011	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,844,670)	$(7,844,670)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 101.6%
	Aerospace & Defense — 0.6%
2,732	AeroVironment, Inc. (a)	$497,661
1,509	Axon Enterprise, Inc. (a)	444,008
2,628	General Electric Co.	417,773
5,675	Woodward, Inc.	989,607
		2,349,049
	Air Freight & Logistics — 0.2%
6,253	C.H. Robinson Worldwide, Inc.	551,014
	Automobile Components — 0.2%
18,874	Gentex Corp.	636,243
	Automobiles — 0.1%
1,307	Ferrari N.V.	533,740
	Banks — 0.7%
10,649	East West Bancorp, Inc.	779,826
281	First Citizens BancShares, Inc., Class A	473,095
8,558	Pinnacle Financial Partners, Inc.	684,982
7,797	UMB Financial Corp.	650,426
		2,588,329
	Beverages — 1.9%
6,589	Celsius Holdings, Inc. (a)	376,166
595	Coca-Cola Consolidated, Inc.	645,575
35,771	PepsiCo, Inc. (b)	5,899,711
		6,921,452
	Biotechnology — 1.9%
3,813	AbbVie, Inc.	654,006
4,932	Ascendis Pharma A/S, ADR (a)	672,626
12,219	BioMarin Pharmaceutical, Inc. (a)	1,005,990
3,144	Blueprint Medicines Corp. (a)	338,860
12,167	Halozyme Therapeutics, Inc. (a)	637,064
9,264	Incyte Corp. (a)	561,584
5,006	Natera, Inc. (a)	542,100
5,596	Neurocrine Biosciences, Inc. (a)	770,401
14,028	REVOLUTION Medicines, Inc. (a)	544,427
42,519	Roivant Sciences Ltd. (a)	449,426
1,948	United Therapeutics Corp. (a)	620,535
		6,797,019
	Broadline Retail — 4.6%
81,210	Amazon.com, Inc. (a) (b)	15,693,832
10,133	eBay, Inc.	544,345
7,101	Ollie’s Bargain Outlet Holdings, Inc. (a)	697,105
		16,935,282
	Building Products — 0.6%
5,188	AAON, Inc.	452,601
710	CSW Industrials, Inc.	188,370
14,827	UFP Industries, Inc.	1,660,624
		2,301,595
	Capital Markets — 2.7%
148,162	BGC Group, Inc., Class A	1,229,744
6,919	Charles Schwab (The) Corp.	509,861

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
2,904	Coinbase Global, Inc., Class A (a)	$645,356
7,686	Interactive Brokers Group, Inc., Class A	942,304
1,955	LPL Financial Holdings, Inc.	546,031
2,240	MarketAxess Holdings, Inc.	449,187
3,142	Morningstar, Inc.	929,561
17,304	Nasdaq, Inc.	1,042,739
6,467	Northern Trust Corp.	543,099
4,574	S&P Global, Inc.	2,040,004
3,362	T. Rowe Price Group, Inc.	387,672
1,629	Tradeweb Markets, Inc., Class A	172,674
15,393	XP, Inc., Class A	270,763
		9,708,995
	Chemicals — 1.6%
6,279	Balchem Corp.	966,652
2,498	Innospec, Inc.	308,728
10,306	Linde PLC (b)	4,522,376
		5,797,756
	Commercial Services & Supplies — 0.2%
2,471	Tetra Tech, Inc.	505,270
1,856	Waste Management, Inc.	395,959
		901,229
	Communications Equipment — 2.1%
2,837	Arista Networks, Inc. (a)	994,312
106,080	Cisco Systems, Inc. (b)	5,039,861
3,158	F5, Inc. (a)	543,902
11,787	Lumentum Holdings, Inc. (a)	600,194
1,673	Motorola Solutions, Inc.	645,862
		7,824,131
	Construction & Engineering — 0.5%
4,741	IES Holdings, Inc. (a)	660,564
5,407	Sterling Infrastructure, Inc. (a)	639,864
13,600	WillScot Mobile Mini Holdings Corp. (a)	511,904
		1,812,332
	Construction Materials — 0.1%
1,676	Vulcan Materials Co.	416,788
	Consumer Finance — 0.3%
2,114	American Express Co.	489,497
4,414	Kaspi.KZ JSC, ADR	569,450
		1,058,947
	Consumer Staples Distribution & Retail — 3.8%
4,004	Casey’s General Stores, Inc.	1,527,766
11,221	Costco Wholesale Corp. (b)	9,537,738
2,802	Dollar General Corp.	370,509
16,421	Maplebear, Inc. (a)	527,771
3,559	Sprouts Farmers Market, Inc. (a)	297,746
2,983	Target Corp.	441,603
17,630	Walmart, Inc.	1,193,727
		13,896,860

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.2%
2,221	GigaCloud Technology, Inc., Class A (a)	$67,563
12,566	LKQ Corp.	522,620
		590,183
	Diversified Consumer Services — 0.3%
5,912	Duolingo, Inc. (a)	1,233,657
	Electric Utilities — 1.7%
30,465	Alliant Energy Corp.	1,550,668
15,217	Evergy, Inc.	806,044
21,418	MGE Energy, Inc.	1,600,353
24,567	Otter Tail Corp.	2,151,824
		6,108,889
	Electrical Equipment — 0.3%
1,469	Eaton Corp. PLC	460,605
1,928	Encore Wire Corp.	558,792
661	GE Vernova, Inc. (a)	113,368
		1,132,765
	Electronic Equipment, Instruments & Components — 1.8%
30,897	Amphenol Corp., Class A	2,081,531
11,238	Cognex Corp.	525,489
14,989	Flex Ltd. (a)	442,026
2,554	Insight Enterprises, Inc. (a)	506,611
5,330	Itron, Inc. (a)	527,457
4,718	Keysight Technologies, Inc. (a)	645,186
3,974	Novanta, Inc. (a)	648,199
3,662	Zebra Technologies Corp., Class A (a)	1,131,302
		6,507,801
	Energy Equipment & Services — 1.0%
40,276	ChampionX Corp.	1,337,566
50,514	ProFrac Holding Corp., Class A (a)	374,309
15,172	Weatherford International PLC (a)	1,857,811
		3,569,686
	Entertainment — 2.7%
7,585	Liberty Media Corp.- Liberty Formula One, Class C (a)	544,906
19,162	NetEase, Inc., ADR	1,831,504
10,904	Netflix, Inc. (a) (b)	7,358,892
		9,735,302
	Financial Services — 0.2%
3,001	Visa, Inc., Class A	787,672
	Food Products — 0.3%
4,173	Freshpet, Inc. (a)	539,944
2,109	Lancaster Colony Corp.	398,538
		938,482
	Ground Transportation — 0.1%
4,943	Canadian Pacific Kansas City Ltd.	389,162
	Health Care Equipment & Supplies — 1.3%
1,919	Align Technology, Inc. (a)	463,304
7,936	Cooper (The) Cos., Inc.	692,813
8,570	Edwards Lifesciences Corp. (a)	791,611

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
4,360	Hologic, Inc. (a)	$323,730
4,136	ICU Medical, Inc. (a)	491,150
3,115	Insulet Corp. (a)	628,607
3,711	Masimo Corp. (a)	467,363
2,373	ResMed, Inc.	454,240
3,521	RxSight, Inc. (a)	211,858
1,454	UFP Technologies, Inc. (a)	383,667
		4,908,343
	Health Care Providers & Services — 0.3%
1,034	CorVel Corp. (a)	262,915
6,706	HealthEquity, Inc. (a)	578,057
6,733	Henry Schein, Inc. (a)	431,586
		1,272,558
	Health Care Technology — 0.1%
2,459	Veeva Systems, Inc., Class A (a)	450,022
	Hotels, Restaurants & Leisure — 0.9%
3,951	Churchill Downs, Inc.	551,560
4,842	Expedia Group, Inc. (a)	610,044
3,333	MakeMyTrip Ltd. (a)	280,305
3,855	Texas Roadhouse, Inc.	661,942
9,282	Trip.com Group Ltd., ADR (a)	436,254
1,402	Wingstop, Inc.	592,569
		3,132,674
	Household Durables — 0.0%
396	Cavco Industries, Inc. (a)	137,083
	Household Products — 0.3%
8,339	Colgate-Palmolive Co.	809,217
8,642	Reynolds Consumer Products, Inc.	241,803
		1,051,020
	Insurance — 0.7%
2,107	Arch Capital Group Ltd. (a)	212,575
2,133	Erie Indemnity Co., Class A	772,999
6,538	Principal Financial Group, Inc.	512,906
2,097	Progressive (The) Corp.	435,568
1,991	Willis Towers Watson PLC	521,921
		2,455,969
	Interactive Media & Services — 8.1%
41,063	Alphabet, Inc., Class A (b)	7,479,625
40,694	Alphabet, Inc., Class C (b)	7,464,094
29,000	Meta Platforms, Inc., Class A (b)	14,622,380
		29,566,099
	IT Services — 0.5%
9,981	Amdocs Ltd.	787,701
4,892	Okta, Inc. (a)	457,940
3,257	Wix.com Ltd. (a)	518,091
		1,763,732
	Life Sciences Tools & Services — 1.8%
10,414	Agilent Technologies, Inc.	1,349,967

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
7,116	Bio-Techne Corp.	$509,861
6,994	Bruker Corp.	446,287
5,259	ICON PLC (a)	1,648,539
3,284	Medpace Holdings, Inc. (a)	1,352,515
338	Mettler-Toledo International, Inc. (a)	472,385
2,001	Repligen Corp. (a)	252,246
1,379	Waters Corp. (a)	400,076
		6,431,876
	Machinery — 0.6%
1,424	Caterpillar, Inc.	474,334
4,208	Middleby (The) Corp. (a)	515,943
2,998	Nordson Corp.	695,356
739	Parker-Hannifin Corp.	373,794
		2,059,427
	Media — 1.2%
102,457	Comcast Corp., Class A (b)	4,012,216
6,895	News Corp., Class A	190,095
		4,202,311
	Metals & Mining — 0.2%
3,585	Royal Gold, Inc.	448,699
2,416	Steel Dynamics, Inc.	312,872
		761,571
	Oil, Gas & Consumable Fuels — 1.4%
12,902	Canadian Natural Resources Ltd.	459,311
4,409	Chesapeake Energy Corp.	362,376
3,425	Chevron Corp.	535,739
3,050	Chord Energy Corp.	511,424
4,705	Exxon Mobil Corp.	541,640
3,772	Phillips 66	532,493
59,059	Plains GP Holdings, L.P., Class A (c)	1,111,490
30,817	TORM PLC, Class A	1,194,775
		5,249,248
	Personal Care Products — 0.1%
4,782	Estee Lauder (The) Cos., Inc., Class A	508,805
	Pharmaceuticals — 1.6%
4,713	Eli Lilly & Co. (b)	4,267,056
5,134	Jazz Pharmaceuticals PLC (a)	547,952
22,524	Sanofi, ADR	1,092,864
		5,907,872
	Professional Services — 0.4%
3,501	Paylocity Holding Corp. (a)	461,607
3,538	Science Applications International Corp.	415,892
8,629	SS&C Technologies Holdings, Inc.	540,779
		1,418,278
	Retail REITs — 0.2%
8,968	Regency Centers Corp.	557,810
	Semiconductors & Semiconductor Equipment — 18.6%
39,891	Advanced Micro Devices, Inc. (a) (b)	6,470,719

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
16,090	Allegro MicroSystems, Inc. (a)	$454,382
26,309	Applied Materials, Inc. (b)	6,208,661
6,872	Astera Labs, Inc. (a)	415,825
9,564	Broadcom, Inc. (b)	15,355,289
4,156	Camtek Ltd.	520,497
2,297	First Solar, Inc. (a)	517,882
8,712	Lattice Semiconductor Corp. (a)	505,209
7,017	MACOM Technology Solutions Holdings, Inc. (a)	782,185
6,447	MKS Instruments, Inc.	841,849
1,353	Monolithic Power Systems, Inc.	1,111,733
2,186	Nova Ltd. (a)	512,683
146,413	NVIDIA Corp. (b)	18,087,862
5,939	Qorvo, Inc. (a)	689,161
27,105	QUALCOMM, Inc. (b)	5,398,774
16,902	Rambus, Inc. (a)	993,161
6,116	Silicon Laboratories, Inc. (a)	676,613
12,797	Teradyne, Inc.	1,897,667
28,903	Texas Instruments, Inc. (b)	5,622,501
4,099	Universal Display Corp.	861,815
		67,924,468
	Software — 17.7%
11,361	Adobe, Inc. (a) (b)	6,311,490
3,394	Appfolio, Inc., Class A (a)	830,071
6,851	AppLovin Corp., Class A (a)	570,140
2,196	Aspen Technology, Inc. (a)	436,191
12,272	Bentley Systems, Inc., Class B	605,746
9,697	BlackLine, Inc. (a)	469,820
16,011	Check Point Software Technologies Ltd. (a) (b)	2,641,815
8,460	Cleanspark, Inc. (a)	134,937
1,955	CommVault Systems, Inc. (a)	237,669
2,993	CyberArk Software Ltd. (a)	818,346
5,780	Descartes Systems Group (The), Inc. (a)	559,735
8,434	DocuSign, Inc. (a)	451,219
36,265	Freshworks, Inc., Class A (a)	460,203
4,872	InterDigital, Inc.	567,880
6,898	Intuit, Inc. (b)	4,533,435
16,073	JFrog Ltd. (a)	603,541
2,718	Manhattan Associates, Inc. (a)	670,476
71,621	Microsoft Corp. (b)	32,011,006
6,075	Nice Ltd., ADR (a)	1,044,718
7,719	Nutanix, Inc., Class A (a)	438,825
15,281	Oracle Corp. (b)	2,157,677
9,988	PTC, Inc. (a)	1,814,520
6,932	Salesforce, Inc. (b)	1,782,217
1,659	ServiceNow, Inc. (a)	1,305,086
11,280	Tenable Holdings, Inc. (a)	491,582
2,529	Tyler Technologies, Inc. (a)	1,271,531
13,709	Varonis Systems, Inc. (a)	657,621
7,735	Zoom Video Communications, Inc., Class A (a)	457,835
		64,335,332

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 1.7%
5,516	American Tower Corp.	$1,072,200
5,447	Equinix, Inc. (b)	4,121,200
5,083	SBA Communications Corp.	997,793
		6,191,193
	Specialty Retail — 0.6%
1,796	Lowe’s Cos., Inc.	395,946
1,220	Murphy USA, Inc.	572,741
3,887	Tractor Supply Co.	1,049,490
		2,018,177
	Technology Hardware, Storage & Peripherals — 10.7%
154,122	Apple, Inc. (b)	32,461,176
4,474	Logitech International S.A.	433,441
25,278	NetApp, Inc. (b)	3,255,807
14,112	Seagate Technology Holdings PLC	1,457,346
644	Super Micro Computer, Inc. (a)	527,661
10,060	Western Digital Corp. (a)	762,246
		38,897,677
	Textiles, Apparel & Luxury Goods — 0.2%
6,308	Columbia Sportswear Co.	498,837
9,471	Steven Madden Ltd.	400,623
		899,460
	Trading Companies & Distributors — 0.3%
5,634	Beacon Roofing Supply, Inc. (a)	509,877
2,070	Ferguson PLC	400,855
		910,732
	Water Utilities — 0.0%
6,155	Consolidated Water Co., Ltd.	163,354
	Wireless Telecommunication Services — 1.4%
29,415	T-Mobile US, Inc. (b)	5,182,335
	Total Common Stocks	370,381,786
	(Cost $312,819,857)
MONEY MARKET FUNDS — 0.1%
197,688	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	197,688
	(Cost $197,688)
	Total Investments — 101.7%	370,579,474
	(Cost $313,017,545)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.8)%
(25)	Nasdaq -100 Index®	$(49,207,175)	$18,750.00	07/19/24	(2,758,900)
(27)	Nasdaq -100 Index®	(53,143,749)	19,250.00	07/19/24	(1,690,335)
(28)	Nasdaq -100 Index®	(55,112,036)	20,000.00	07/19/24	(434,000)

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(28)	Nasdaq -100 Index®	$(55,112,036)	$20,100.00	07/19/24	$(397,320)
(23)	Nasdaq -100 Index®	(45,270,601)	19,800.00	08/16/24	(1,299,500)
	Total Written Options				(6,580,055)
	(Premiums received $5,133,436)
	Net Other Assets and Liabilities — 0.1%				378,562
	Net Assets — 100.0%				$364,377,981

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2024, the value of these securities amounts to $106,594,455.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$370,381,786	$370,381,786	$—	$—
Money Market Funds	197,688	197,688	—	—
Total Investments	$370,579,474	$370,579,474	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,580,055)	$(4,889,720)	$(1,690,335)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 12.3%
5,420,028	Bank of America Corp.	$215,554,514
2,987,251	East West Bancorp, Inc.	218,756,391
5,935,580	Fifth Third Bancorp	216,589,314
1,090,360	JPMorgan Chase & Co.	220,536,214
1,451,001	M&T Bank Corp.	219,623,511
11,306,764	Regions Financial Corp.	226,587,550
		1,317,647,494
	Chemicals — 2.0%
2,927,600	CF Industries Holdings, Inc.	216,993,712
	Communications Equipment — 2.0%
4,526,055	Cisco Systems, Inc.	215,032,873
	Consumer Finance — 10.2%
929,054	American Express Co.	215,122,454
1,564,940	Capital One Financial Corp.	216,665,943
1,685,732	Discover Financial Services	220,510,603
10,280,350	SLM Corp.	213,728,476
4,813,063	Synchrony Financial	227,128,443
		1,093,155,919
	Financial Services — 11.9%
5,205,177	Equitable Holdings, Inc.	212,683,532
2,948,579	Jackson Financial, Inc., Class A	218,961,477
470,564	Mastercard, Inc., Class A	207,594,014
10,006,400	MGIC Investment Corp.	215,637,920
6,913,340	Radian Group, Inc.	215,004,874
777,698	Visa, Inc., Class A	204,122,394
		1,274,004,211
	Ground Transportation — 2.0%
1,223,840	Old Dominion Freight Line, Inc.	216,130,144
	Health Care Providers & Services — 2.0%
400,500	Elevance Health, Inc.	217,014,930
	Household Durables — 6.0%
1,503,173	D.R. Horton, Inc.	211,842,171
1,325,719	Garmin Ltd.	215,986,139
1,412,319	Lennar Corp., Class A	211,664,249
		639,492,559
	Insurance — 5.9%
2,386,940	Aflac, Inc.	213,177,611
808,911	Chubb Ltd.	206,337,018
2,079,236	Hartford Financial Services Group (The), Inc.	209,046,388
		628,561,017
Shares	Description	Value

	IT Services — 4.0%
692,722	Accenture PLC, Class A	$210,178,782
3,131,938	Cognizant Technology Solutions Corp., Class A	212,971,784
		423,150,566
	Machinery — 5.9%
3,844,050	Mueller Industries, Inc.	218,880,207
2,019,975	PACCAR, Inc.	207,936,226
802,387	Snap-on, Inc.	209,735,938
		636,552,371
	Media — 4.0%
7,265,344	Interpublic Group of (The) Cos., Inc.	211,348,857
2,365,839	Omnicom Group, Inc.	212,215,758
		423,564,615
	Metals & Mining — 6.0%
1,358,273	Nucor Corp.	214,715,796
759,266	Reliance, Inc.	216,846,370
1,669,819	Steel Dynamics, Inc.	216,241,560
		647,803,726
	Oil, Gas & Consumable Fuels — 10.4%
4,400,436	California Resources Corp.	234,191,204
2,596,910	Chesapeake Energy Corp.	213,440,033
1,753,680	EOG Resources, Inc.	220,735,702
1,932,441	Exxon Mobil Corp.	222,462,608
8,602,778	Magnolia Oil & Gas Corp., Class A	217,994,394
		1,108,823,941
	Semiconductors & Semiconductor Equipment — 7.9%
909,205	Applied Materials, Inc.	214,563,288
262,123	KLA Corp.	216,123,035
203,775	Lam Research Corp.	216,989,809
1,007,086	QUALCOMM, Inc.	200,591,389
		848,267,521
	Software — 2.0%
475,875	Microsoft Corp.	212,692,331
	Specialty Retail — 1.9%
705,550	Williams-Sonoma, Inc.	199,226,154
	Technology Hardware, Storage & Peripherals — 2.0%
1,031,558	Apple, Inc.	217,266,746
	Textiles, Apparel & Luxury Goods — 1.5%
2,202,480	NIKE, Inc., Class B	166,000,918
	Total Common Stocks	10,701,381,748
	(Cost $9,534,957,446)

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
1,199,039	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,199,039
	(Cost $1,199,039)

	Total Investments — 99.9%	10,702,580,787
	(Cost $9,536,156,485)
	Net Other Assets and Liabilities — 0.1%	6,649,516
	Net Assets — 100.0%	$10,709,230,303

(a)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,701,381,748	$ 10,701,381,748	$ —	$ —
Money Market Funds	1,199,039	1,199,039	—	—
Total Investments	$10,702,580,787	$10,702,580,787	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
11,396,195	First Trust Consumer Discretionary AlphaDEX® Fund	$682,746,043
3,576,686	First Trust Dow Jones Internet Index Fund (b)	733,006,029
10,287,167	First Trust Industrials/Producer Durables AlphaDEX® Fund	700,144,586
8,450,348	First Trust Nasdaq Semiconductor ETF	843,851,751
3,984,629	First Trust NASDAQ-100- Technology Sector Index Fund	786,804,842
	Total Exchange-Traded Funds	3,746,553,251
	(Cost $2,815,886,277)
MONEY MARKET FUNDS — 0.1%
4,375,843	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	4,375,843
	(Cost $4,375,843)

	Total Investments — 100.0%	3,750,929,094
	(Cost $2,820,262,120)
	Net Other Assets and Liabilities — (0.0)%	(899,453)
	Net Assets — 100.0%	$3,750,029,641

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 3,746,553,251	$ 3,746,553,251	$ —	$ —
Money Market Funds	4,375,843	4,375,843	—	—
Total Investments	$3,750,929,094	$3,750,929,094	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2024, and for the fiscal year-to-date period (October 1, 2023 to June 30, 2024) are as follows:

Security Name	Shares at 6/30/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	11,396,195	$622,838,935	$17,531,365	$(59,745,934)	$97,372,054	$4,749,623	$682,746,043	$4,022,598
First Trust Dow Jones Internet Index Fund	3,576,686	611,647,546	17,627,834	(60,653,133)	159,211,726	5,172,056	733,006,029	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	10,287,167	632,987,774	17,605,876	(60,977,261)	102,458,387	8,069,810	700,144,586	4,500,637
First Trust Nasdaq Semiconductor ETF	8,450,348	612,314,784	18,085,554	(61,728,888)	265,520,958	9,659,343	843,851,751	3,133,174
First Trust NASDAQ- 100- Technology Sector Index Fund	3,984,629	620,189,880	18,371,650	(62,830,787)	207,296,433	3,777,666	786,804,842	296,291
		$3,099,978,919	$89,222,279	$(305,936,003)	$831,859,558	$31,428,498	$3,746,553,251	$11,952,700

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Banks — 3.6%
4,437	JPMorgan Chase & Co.	$897,428
12,462	SouthState Corp.	952,346
		1,849,774
	Capital Markets — 9.5%
9,217	Ares Management Corp., Class A	1,228,442
8,147	Blackstone, Inc.	1,008,599
66,005	Blue Owl Capital, Inc.	1,171,589
26,916	Carlyle Group (The), Inc.	1,080,677
3,514	Houlihan Lokey, Inc.	473,898
		4,963,205
	Chemicals — 1.5%
2,858	Celanese Corp.	385,515
3,732	RPM International, Inc.	401,862
		787,377
	Consumer Finance — 5.8%
3,116	Capital One Financial Corp.	431,410
53,748	OneMain Holdings, Inc.	2,606,241
		3,037,651
	Consumer Staples Distribution & Retail — 1.2%
12,981	Kroger (The) Co.	648,141
	Containers & Packaging — 2.2%
6,169	Packaging Corp. of America	1,126,213
	Diversified Consumer Services — 2.7%
25,926	H&R Block, Inc.	1,405,967
	Electric Utilities — 1.7%
11,549	NRG Energy, Inc.	899,205
	Financial Services — 3.0%
53,622	Corebridge Financial, Inc.	1,561,473
	Health Care Providers & Services — 1.1%
5,545	Cardinal Health, Inc.	545,184
	Health Care REITs — 2.6%
12,881	Welltower, Inc.	1,342,844
	Hotel & Resort REITs — 2.6%
13,406	Ryman Hospitality Properties, Inc.	1,338,723
	Hotels, Restaurants & Leisure — 3.6%
9,048	Darden Restaurants, Inc.	1,369,143
2,910	Texas Roadhouse, Inc.	499,676
		1,868,819
	Household Durables — 1.4%
4,499	Garmin Ltd.	732,977
Shares	Description	Value

	Insurance — 9.7%
10,952	Aflac, Inc.	$978,123
4,799	Allstate (The) Corp.	766,208
8,221	American International Group, Inc.	610,327
50,197	Old Republic International Corp.	1,551,087
3,057	Reinsurance Group of America, Inc.	627,511
2,498	Travelers (The) Cos., Inc.	507,943
		5,041,199
	IT Services — 2.6%
7,958	International Business Machines Corp.	1,376,336
	Machinery — 1.3%
2,958	Illinois Tool Works, Inc.	700,928
	Mortgage REITs — 5.1%
140,447	Starwood Property Trust, Inc.	2,660,066
	Oil, Gas & Consumable Fuels — 10.5%
2,545	Diamondback Energy, Inc.	509,483
25,689	ONEOK, Inc.	2,094,938
8,333	PBF Energy, Inc., Class A	383,485
7,457	Phillips 66	1,052,705
4,425	Targa Resources Corp.	569,851
5,383	Valero Energy Corp.	843,839
		5,454,301
	Retail REITs — 4.2%
14,250	Simon Property Group, Inc.	2,163,150
	Semiconductors & Semiconductor Equipment — 1.8%
299	Broadcom, Inc.	480,053
1,629	NXP Semiconductors N.V.	438,348
		918,401
	Specialized REITs — 6.8%
17,956	Iron Mountain, Inc.	1,609,217
16,135	Lamar Advertising Co., Class A	1,928,616
		3,537,833
	Specialty Retail — 3.7%
3,612	Dick’s Sporting Goods, Inc.	776,038
48,493	Gap (The), Inc.	1,158,498
		1,934,536
	Technology Hardware, Storage & Peripherals — 4.6%
6,180	NetApp, Inc.	795,984
15,232	Seagate Technology Holdings PLC	1,573,009
		2,368,993

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 3.8%
3,186	Ralph Lauren Corp.	$557,741
33,283	Tapestry, Inc.	1,424,180
		1,981,921
	Trading Companies & Distributors — 3.1%
9,128	Fastenal Co.	573,604
2,263	Watsco, Inc.	1,048,312
		1,621,916
	Total Common Stocks	51,867,133
	(Cost $47,349,873)
MONEY MARKET FUNDS — 0.1%
46,402	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	46,402
	(Cost $46,402)

	Total Investments — 99.8%	51,913,535
	(Cost $47,396,275)
	Net Other Assets and Liabilities — 0.2%	107,948
	Net Assets — 100.0%	$52,021,483

(a)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,867,133	$ 51,867,133	$ —	$ —
Money Market Funds	46,402	46,402	—	—
Total Investments	$51,913,535	$51,913,535	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 10.1%
137,896	1st Source Corp.	$7,393,984
387,491	Associated Banc-Corp.	8,195,435
615,345	First Commonwealth Financial Corp.	8,497,914
376,201	First Financial Bancorp	8,359,186
216,822	First Merchants Corp.	7,218,004
1,016,251	FNB Corp.	13,902,314
464,974	Fulton Financial Corp.	7,895,259
217,430	German American Bancorp, Inc.	7,686,150
165,427	Heartland Financial USA, Inc.	7,353,230
92,818	Lakeland Financial Corp.	5,710,163
526,583	Old National Bancorp	9,051,962
54,046	Park National Corp.	7,692,908
235,130	Peoples Bancorp, Inc.	7,053,900
102,364	QCR Holdings, Inc.	6,141,840
93,267	Wintrust Financial Corp.	9,192,395
		121,344,644
	Commercial Services & Supplies — 5.1%
679,086	Aris Water Solutions, Inc., Class A	10,641,277
226,938	Clean Harbors, Inc. (a)	51,322,029
		61,963,306
	Construction & Engineering — 44.1%
1,297,568	Ameresco, Inc., Class A (a)	37,382,934
362,450	Arcosa, Inc.	30,231,955
140,774	Comfort Systems USA, Inc.	42,812,189
710,969	Construction Partners, Inc., Class A (a)	39,252,598
317,325	Dycom Industries, Inc. (a)	53,551,767
123,488	EMCOR Group, Inc.	45,082,999
691,866	Granite Construction, Inc.	42,874,936
524,142	Limbach Holdings, Inc. (a)	29,839,404
506,141	MasTec, Inc. (a)	54,152,026
1,810,178	MDU Resources Group, Inc.	45,435,468
848,635	Primoris Services Corp.	42,338,400
428,675	Sterling Infrastructure, Inc. (a)	50,729,400
821,053	Tutor Perini Corp. (a)	17,882,534
		531,566,610
	Electrical Equipment — 12.6%
246,354	Atkore, Inc.	33,240,545
108,397	Hubbell, Inc.	39,616,935
344,394	Powell Industries, Inc.	49,386,100
4,814,941	Shoals Technologies Group, Inc., Class A (a)	30,045,232
		152,288,812
	Machinery — 28.0%
266,223	Astec Industries, Inc.	7,896,174
Shares	Description	Value

	Machinery (Continued)
767,777	Blue Bird Corp. (a)	$41,344,792
566,662	Douglas Dynamics, Inc.	13,259,891
514,788	Federal Signal Corp.	43,072,312
525,879	Greenbrier (The) Cos., Inc.	26,057,305
818,333	Mueller Industries, Inc.	46,595,881
1,608,287	Mueller Water Products, Inc., Class A	28,820,503
319,121	Proto Labs, Inc. (a)	9,857,648
171,267	RBC Bearings, Inc. (a)	46,204,411
352,517	SPX Technologies, Inc. (a)	50,106,766
1,127,105	Wabash National Corp.	24,615,973
		337,831,656
	Total Common Stocks	1,204,995,028
	(Cost $998,526,667)
MONEY MARKET FUNDS — 0.1%
1,465,682	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	1,465,682
	(Cost $1,465,682)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,494	Mizuho Financial Group, Inc., 5.32% (b), dated 06/28/24, due 07/01/24, with a maturity value of $1,495. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $1,524. (c)	1,494
	(Cost $1,494)

	Total Investments — 100.0%	1,206,462,204
	(Cost $999,993,843)
	Net Other Assets and Liabilities — (0.0)%	(310,277)
	Net Assets — 100.0%	$1,206,151,927

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.
(c)	This security serves as collateral for securities on loan.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,204,995,028	$ 1,204,995,028	$ —	$ —
Money Market Funds	1,465,682	1,465,682	—	—
Repurchase Agreements	1,494	—	1,494	—
Total Investments	$1,206,462,204	$1,206,460,710	$1,494	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
897,967	First Trust Eurozone AlphaDEX® Fund	$37,259,165
623,427	First Trust India NIFTY 50 Equal Weight ETF	37,580,179
730,230	First Trust Japan AlphaDEX® Fund	37,621,450
561,864	First Trust Switzerland AlphaDEX® Fund	36,234,609
972,759	First Trust United Kingdom AlphaDEX® Fund	37,081,865
	Total Exchange-Traded Funds	185,777,268
	(Cost $165,039,988)
MONEY MARKET FUNDS — 0.1%
258,270	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	258,270
	(Cost $258,270)

	Total Investments — 100.0%	186,035,538
	(Cost $165,298,258)
	Net Other Assets and Liabilities — (0.0)%	(46,674)
	Net Assets — 100.0%	$185,988,864

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 185,777,268	$ 185,777,268	$ —	$ —
Money Market Funds	258,270	258,270	—	—
Total Investments	$186,035,538	$186,035,538	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2024, and for the fiscal year-to-date period (October 1, 2023 to June 30, 2024) are as follows:

Security Name	Shares at 6/30/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Dow Jones Global Select Dividend Index Fund	—	$39,750,919	$4,325,838	$(45,363,748)	$4,536,814	$(3,249,823)	$—	$706,415
First Trust Eurozone AlphaDEX® Fund	897,967	—	39,266,437	(1,035,311)	(957,592)	(14,369)	37,259,165	265,529
First Trust India NIFTY 50 Equal Weight ETF	623,427	47,024,228	5,757,184	(23,419,784)	4,864,995	3,353,556	37,580,179	91,812
First Trust Japan AlphaDEX® Fund	730,230	49,945,078	7,795,959	(21,032,946)	(1,458,138)	2,371,497	37,621,450	1,369,014
First Trust Latin America AlphaDEX® Fund	—	48,613,270	6,002,400	(54,132,137)	2,065,899	(2,549,432)	—	668,729
First Trust Switzerland AlphaDEX® Fund	561,864	44,269,746	6,635,948	(18,503,073)	1,258,526	2,573,462	36,234,609	561,864
First Trust United Kingdom AlphaDEX® Fund	972,759	—	38,893,838	(5,078,374)	2,879,659	386,742	37,081,865	639,627
		$229,603,241	$108,677,604	$(168,565,373)	$13,190,163	$2,871,633	$185,777,268	$4,302,990

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
485,141	First Trust Consumer Discretionary AlphaDEX® Fund	$29,064,797
152,261	First Trust Dow Jones Internet Index Fund (b)	31,204,369
437,929	First Trust Industrials/Producer Durables AlphaDEX® Fund	29,805,448
359,735	First Trust Nasdaq Semiconductor ETF	35,923,137
169,627	First Trust NASDAQ-100- Technology Sector Index Fund	33,494,548

	Total Investments — 100.0%	159,492,299
	(Cost $140,920,427)
	Net Other Assets and Liabilities — 0.0%	25,142
	Net Assets — 100.0%	$159,517,441

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 159,492,299	$ 159,492,299	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2024, and for the fiscal year-to-date period (October 1, 2023 to June 30, 2024) are as follows:

Security Name	Shares at 6/30/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	485,141	$40,861,866	$22,230,750	$(34,889,956)	$3,218,043	$(2,355,906)	$29,064,797	$119,430
First Trust Dow Jones Internet Index Fund	152,261	40,127,550	23,318,381	(35,286,733)	3,857,731	(812,560)	31,204,369	—
First Trust Enhanced Short Maturity ETF	—	—	136,458,016	(136,646,561)	—	188,545	—	2,239,567
First Trust Industrials/Producer Durables AlphaDEX® Fund	437,929	41,527,863	23,018,239	(36,018,187)	1,835,280	(557,747)	29,805,448	141,208
First Trust Nasdaq Semiconductor ETF	359,735	40,171,544	23,476,562	(35,663,398)	7,724,541	213,888	35,923,137	96,208
First Trust NASDAQ- 100-Technology Sector Index Fund	169,627	40,687,948	23,982,898	(36,741,132)	5,784,733	(219,899)	33,494,548	9,681
		$203,376,771	$252,484,846	$(315,245,967)	$22,420,328	$(3,543,679)	$159,492,299	$2,606,094

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.5%
	Air Freight & Logistics — 1.0%
359,483	Expeditors International of Washington, Inc.	$44,859,884
	Automobile Components — 2.0%
400,979	Lear Corp.	45,795,811
1,151,924	Phinia, Inc.	45,339,729
		91,135,540
	Automobiles — 1.0%
845,574	Winnebago Industries, Inc.	45,830,111
	Banks — 15.6%
1,180,093	Bank OZK	48,383,813
1,672,170	Cadence Bank	47,288,968
1,319,170	Citizens Financial Group, Inc.	47,529,695
965,433	Comerica, Inc.	49,275,700
647,305	East West Bancorp, Inc.	47,402,145
3,550,311	Eastern Bankshares, Inc.	49,633,348
1,278,321	Fifth Third Bancorp	46,645,933
2,607,939	First BanCorp	47,699,204
3,647,786	Huntington Bancshares, Inc.	48,077,820
840,223	International Bancshares Corp.	48,069,158
536,902	Popular, Inc.	47,478,244
2,428,983	Regions Financial Corp.	48,676,819
1,229,155	Synovus Financial Corp.	49,399,740
490,968	Wintrust Financial Corp.	48,389,806
1,120,366	Zions Bancorp N.A.	48,590,273
		722,540,666
	Building Products — 3.9%
548,525	A.O. Smith Corp.	44,858,374
276,528	Advanced Drainage Systems, Inc.	44,352,326
260,140	Owens Corning	45,191,521
397,987	UFP Industries, Inc.	44,574,544
		178,976,765
	Capital Markets — 1.0%
2,010,745	Franklin Resources, Inc.	44,940,151
	Chemicals — 2.0%
621,144	CF Industries Holdings, Inc.	46,039,193
307,920	Westlake Corp.	44,592,975
		90,632,168
	Construction & Engineering — 1.9%
148,039	Comfort Systems USA, Inc.	45,021,620
122,748	EMCOR Group, Inc.	44,812,840
		89,834,460
	Consumer Finance — 3.0%
1,152,496	Ally Financial, Inc.	45,719,517
Shares	Description	Value

	Consumer Finance (Continued)
2,200,932	SLM Corp.	$45,757,376
1,034,743	Synchrony Financial	48,829,522
		140,306,415
	Diversified Consumer Services — 1.0%
2,192,511	Perdoceo Education Corp.	46,963,586
	Electronic Equipment, Instruments & Components — 1.0%
2,044,372	Vishay Intertechnology, Inc.	45,589,496
	Energy Equipment & Services — 3.1%
2,372,387	Atlas Energy Solutions, Inc.	47,281,673
938,098	Cactus, Inc., Class A	49,475,288
4,517,937	Select Water Solutions, Inc.	48,341,926
		145,098,887
	Entertainment — 1.0%
1,711,222	Endeavor Group Holdings, Inc., Class A	46,254,331
	Financial Services — 6.9%
1,557,672	Corebridge Financial, Inc.	45,359,409
1,115,181	Equitable Holdings, Inc.	45,566,296
808,874	Essent Group Ltd.	45,450,630
633,440	Jackson Financial, Inc., Class A	47,039,254
2,139,305	MGIC Investment Corp.	46,102,023
1,488,136	Radian Group, Inc.	46,281,029
626,411	Voya Financial, Inc.	44,569,143
		320,367,784
	Food Products — 1.0%
792,304	Cal-Maine Foods, Inc.	48,417,697
	Ground Transportation — 1.0%
251,584	Landstar System, Inc.	46,412,216
	Hotels, Restaurants & Leisure — 1.0%
669,620	Monarch Casino & Resort, Inc.	45,621,211
	Household Durables — 8.1%
571,495	Century Communities, Inc.	46,668,282
1,691,610	Ethan Allen Interiors, Inc.	47,179,003
284,513	Garmin Ltd.	46,352,858
235,353	Installed Building Products, Inc.	48,407,405
656,843	KB Home	46,097,242
281,836	Meritage Homes Corp.	45,615,157
416,684	PulteGroup, Inc.	45,876,908
397,202	Toll Brothers, Inc.	45,749,726
		371,946,581
	Insurance — 5.0%
362,476	American Financial Group, Inc.	44,591,797
398,602	Cincinnati Financial Corp.	47,074,896

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
121,179	Everest Group Ltd.	$46,171,623
221,422	Reinsurance Group of America, Inc.	45,451,294
905,297	Unum Group	46,269,730
		229,559,340
	Interactive Media & Services — 1.0%
1,184,983	Shutterstock, Inc.	45,858,842
	Machinery — 9.0%
457,383	AGCO Corp.	44,768,648
319,473	Crane Co.	46,317,196
578,798	Graco, Inc.	45,887,105
226,510	IDEX Corp.	45,573,812
355,462	ITT, Inc.	45,918,581
246,021	Lincoln Electric Holdings, Inc.	46,409,401
827,539	Mueller Industries, Inc.	47,120,071
173,081	Snap-on, Inc.	45,241,643
857,349	Terex Corp.	47,017,019
		414,253,476
	Marine Transportation — 1.0%
361,315	Matson, Inc.	47,321,426
	Media — 2.0%
1,572,658	Interpublic Group of (The) Cos., Inc.	45,748,621
507,909	Omnicom Group, Inc.	45,559,437
		91,308,058
	Metals & Mining — 4.1%
851,616	Commercial Metals Co.	46,830,364
162,223	Reliance, Inc.	46,330,889
363,558	Steel Dynamics, Inc.	47,080,761
4,776,932	SunCoke Energy, Inc.	46,813,933
		187,055,947
	Oil, Gas & Consumable Fuels — 5.9%
937,872	California Resources Corp.	49,913,548
554,237	Chesapeake Energy Corp.	45,552,739
865,445	HF Sinclair Corp.	46,162,836
1,845,932	Magnolia Oil & Gas Corp., Class A	46,775,917
950,725	SM Energy Co.	41,099,842
61,188	Texas Pacific Land Corp.	44,928,513
		274,433,395
	Paper & Forest Products — 1.0%
677,113	Sylvamo Corp.	46,449,952
	Professional Services — 3.9%
1,436,359	Genpact Ltd.	46,236,396
483,420	Insperity, Inc.	44,092,738
Shares	Description	Value

	Professional Services (Continued)
327,200	Jacobs Solutions, Inc.	$45,713,112
713,893	Robert Half, Inc.	45,674,874
		181,717,120
	Semiconductors & Semiconductor Equipment — 1.0%
1,196,577	Amkor Technology, Inc.	47,887,011
	Specialty Retail — 3.3%
1,239,268	Buckle (The), Inc.	45,778,560
200,238	Dick’s Sporting Goods, Inc.	43,021,134
891,592	Haverty Furniture Cos., Inc.	22,548,362
152,069	Williams-Sonoma, Inc.	42,939,723
		154,287,779
	Technology Hardware, Storage & Peripherals — 2.0%
317,995	Dell Technologies, Inc., Class C	43,854,691
360,599	NetApp, Inc.	46,445,151
		90,299,842
	Textiles, Apparel & Luxury Goods — 3.8%
701,791	Carter’s, Inc.	43,489,988
682,359	Kontoor Brands, Inc.	45,138,048
250,802	Ralph Lauren Corp.	43,905,398
1,056,453	Steven Madden Ltd.	44,687,962
		177,221,396
	Trading Companies & Distributors — 1.0%
379,801	Boise Cascade Co.	45,279,875
	Total Common Stocks	4,598,661,408
	(Cost $4,342,004,743)
MONEY MARKET FUNDS — 0.4%
17,619,692	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	17,619,692
	(Cost $17,619,692)

	Total Investments — 99.9%	4,616,281,100
	(Cost $4,359,624,435)
	Net Other Assets and Liabilities — 0.1%	3,337,193
	Net Assets — 100.0%	$4,619,618,293

(a)	Rate shown reflects yield as of June 30, 2024.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,598,661,408	$ 4,598,661,408	$ —	$ —
Money Market Funds	17,619,692	17,619,692	—	—
Total Investments	$4,616,281,100	$4,616,281,100	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 2.1%
4,599	Airbus SE (EUR)	$631,719
3,920	Boeing (The) Co. (b)	713,480
1,851	Lockheed Martin Corp.	864,602
		2,209,801
	Automobile Components — 0.6%
42,000	Denso Corp. (JPY)	652,098
	Automobiles — 2.9%
6,808	Bayerische Motoren Werke AG (EUR)	644,381
64,134	Ford Motor Co.	804,240
10,058	Mercedes-Benz Group AG (EUR)	695,524
4,455	Tesla, Inc. (b)	881,556
		3,025,701
	Banks — 26.1%
41,055	ANZ Group Holdings Ltd. (AUD)	773,429
59,283	Axis Bank Ltd. (INR)	899,509
73,945	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	740,598
182,945	Banco Santander S.A. (EUR)	848,453
22,338	Bank of America Corp.	888,382
2,001,053	Bank of China Ltd., Class H (HKD)	986,555
1,197,127	Bank of Communications Co., Ltd., Class H (HKD)	939,729
359,590	Barclays PLC (GBP)	949,567
12,472	BNP Paribas S.A. (EUR)	795,136
295,756	BOC Hong Kong Holdings Ltd. (HKD)	910,857
2,634,550	China CITIC Bank Corp., Ltd., Class H (HKD)	1,690,231
208,063	China Merchants Bank Co., Ltd., Class H (HKD)	944,524
13,789	Citigroup, Inc.	875,050
34,610	DBS Group Holdings Ltd. (SGD)	913,490
218,804	First Abu Dhabi Bank PJSC (AED)	742,254
14,210	HDFC Bank Ltd., ADR	914,129
105,351	HSBC Holdings PLC (GBP)	910,774
53,882	ICICI Bank Ltd., ADR	1,552,340
2,745,521	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,631,340
54,365	ING Groep N.V., ADR	931,816
4,236	JPMorgan Chase & Co.	856,773
37,694	Kotak Mahindra Bank Ltd. (INR)	814,792
323,536	Lloyds Banking Group PLC, ADR	883,253
Shares	Description	Value

	Banks (Continued)
113,263	Nordea Bank Abp (EUR)	$1,348,239
1,499,752	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	879,603
8,016	Royal Bank of Canada (CAD)	853,427
447,328	Sberbank of Russia PJSC (RUB) (b) (e) (f)	0
13,963	Wells Fargo & Co.	829,263
44,552	Westpac Banking Corp. (AUD)	809,291
		27,112,804
	Broadline Retail — 4.3%
19,506	Alibaba Group Holding Ltd., ADR	1,404,432
8,002	Amazon.com, Inc. (b)	1,546,387
58,980	JD.com, Inc., ADR	1,524,043
		4,474,862
	Capital Markets — 6.2%
14,281	Bank of New York Mellon (The) Corp.	855,289
3,727	CME Group, Inc.	732,728
3,785	Deutsche Boerse AG (EUR)	774,633
2,049	Goldman Sachs Group (The), Inc.	926,804
6,691	London Stock Exchange Group PLC (GBP)	795,057
551	Partners Group Holding AG (CHF)	707,723
1,865	S&P Global, Inc.	831,790
26,744	UBS Group AG (CHF)	787,333
		6,411,357
	Communications Equipment — 1.5%
16,276	Cisco Systems, Inc.	773,273
215,108	Nokia Oyj, ADR	813,108
		1,586,381
	Consumer Finance — 0.8%
3,562	American Express Co.	824,781
	Consumer Staples Distribution & Retail — 1.5%
14,346	Kroger (The) Co.	716,296
13,186	Walmart, Inc.	892,824
		1,609,120
	Diversified Telecommunication Services — 6.3%
82,987	AT&T, Inc.	1,585,882
58,645	Deutsche Telekom AG (EUR)	1,474,682
293,606	Emirates Telecommunications Group Co. PJSC (AED)	1,286,974
2,454	Swisscom AG (CHF)	1,380,708
20,134	Verizon Communications, Inc.	830,326
		6,558,572

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities — 1.6%
65,605	Iberdrola S.A. (EUR)	$851,196
10,725	Verbund AG (EUR)	845,940
		1,697,136
	Financial Services — 3.4%
3,026	Mastercard, Inc., Class A	1,334,950
24,187	PayPal Holdings, Inc. (b)	1,403,572
2,860	Visa, Inc., Class A	750,664
		3,489,186
	Household Durables — 0.8%
9,159	Sony Group Corp., ADR	778,057
	Industrial Conglomerates — 2.2%
6,984	Honeywell International, Inc.	1,491,363
4,011	Siemens AG (EUR)	746,229
		2,237,592
	Insurance — 4.4%
104,341	AIA Group Ltd. (HKD)	708,162
2,841	Allianz SE (EUR)	789,547
10,652	American International Group, Inc.	790,804
22,000	AXA S.A. (EUR)	720,257
11,152	MetLife, Inc.	782,759
179,432	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	813,402
		4,604,931
	Interactive Media & Services — 2.3%
14,466	Baidu, Inc., ADR (b)	1,251,020
22,941	Tencent Holdings Ltd. (HKD)	1,094,016
		2,345,036
	IT Services — 8.5%
3,657	Accenture PLC, Class A	1,109,570
5,708	Capgemini SE (EUR)	1,135,181
18,267	Cognizant Technology Solutions Corp., Class A	1,242,156
72,972	Infosys Ltd., ADR	1,358,739
7,199	International Business Machines Corp.	1,245,067
28,511	Tata Consultancy Services Ltd. (INR)	1,334,867
228,584	Wipro Ltd., ADR	1,394,363
		8,819,943
	Marine Transportation — 1.0%
573	A.P. Moller - Maersk A/S, Class B (DKK)	996,017
Shares	Description	Value

	Metals & Mining — 1.5%
27,426	BHP Group Ltd. (AUD)	$780,866
12,500	Rio Tinto PLC, ADR	824,125
		1,604,991
	Multi-Utilities — 1.2%
84,803	Engie S.A. (EUR)	1,211,082
	Oil, Gas & Consumable Fuels — 0.9%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f)	0
12,388	Shell PLC, ADR	894,166
		894,166
	Pharmaceuticals — 1.3%
7,795	Zoetis, Inc.	1,351,341
	Semiconductors & Semiconductor Equipment — 8.5%
6,694	Advanced Micro Devices, Inc. (b)	1,085,834
37,126	Infineon Technologies AG (EUR)	1,363,971
30,659	Intel Corp.	949,509
14,295	Micron Technology, Inc.	1,880,221
15,269	NVIDIA Corp.	1,886,332
9,483	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,648,240
		8,814,107
	Software — 6.4%
3,458	Microsoft Corp.	1,545,553
12,353	Oracle Corp.	1,744,244
4,679	Salesforce, Inc.	1,202,971
7,282	SAP SE (EUR)	1,478,002
3,006	Workday, Inc., Class A (b)	672,021
		6,642,791
	Specialty Retail — 0.7%
2,114	Home Depot (The), Inc.	727,723
	Technology Hardware, Storage & Peripherals — 1.5%
26,081	Samsung Electronics Co., Ltd. (KRW)	1,544,207
	Transportation Infrastructure — 0.0%
1,147	Svitzer Group A/S (DKK) (b)	42,750
	Wireless Telecommunication Services — 1.2%
105,600	SoftBank Corp. (JPY)	1,289,398
	Total Common Stocks	103,555,931
	(Cost $98,413,611)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
26,542	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (h)	$26,542
	(Cost $26,542)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,075	Mizuho Financial Group, Inc., 5.32% (h), dated 06/28/24, due 07/01/24, with a maturity value of $1,075. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $1,097. (i)	1,075
	(Cost $1,075)

	Total Investments — 99.7%	103,583,548
	(Cost $98,441,228)
	Net Other Assets and Liabilities — 0.3%	339,573
	Net Assets — 100.0%	$103,923,121

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of June 30, 2024.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	37.9%
India	7.9
Germany	7.7
China	7.6
Cayman Islands	5.1
United Kingdom	5.1
France	3.7
Switzerland	2.8
Japan	2.6
Spain	2.3
Australia	2.3
Finland	2.1
United Arab Emirates	1.9
Taiwan	1.6
Hong Kong	1.5
Netherlands	1.5
South Korea	1.5
Ireland	1.1
Denmark	1.0
Singapore	0.9
Canada	0.8
Austria	0.8
Russia	0.0††
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	54.6%
EUR	16.5
HKD	10.2
INR	2.9
CHF	2.8
GBP	2.6
AUD	2.3
AED	2.0
JPY	1.9
KRW	1.5
DKK	1.0
SGD	0.9
CAD	0.8
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 27,112,804	$ 27,112,804	$ —	$ —**
Oil, Gas & Consumable Fuels	894,166	894,166	—	—**
Other Industry Categories*	75,548,961	75,548,961	—	—
Money Market Funds	26,542	26,542	—	—
Repurchase Agreements	1,075	—	1,075	—
Total Investments	$103,583,548	$103,582,473	$1,075	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 4.0%
45,380	AeroVironment, Inc. (b)	$8,266,421
91,968	Kratos Defense & Security Solutions, Inc. (b)	1,840,280
4,435	Northrop Grumman Corp.	1,933,438
1,611,175	QinetiQ Group PLC (GBP)	9,026,555
		21,066,694
	Air Freight & Logistics — 0.4%
39,805	GXO Logistics, Inc. (b)	2,010,153
	Automobile Components — 7.8%
24,014	Aptiv PLC (b)	1,691,066
123,600	Denso Corp. (JPY)	1,919,030
262,104	Gentex Corp.	8,835,526
5,593,675	Luminar Technologies, Inc. (b) (c)	8,334,576
44,224	Magna International, Inc.	1,852,986
357,507	Mobileye Global, Inc., Class A (b) (c)	10,040,584
748,475	Valeo SE (EUR)	7,966,098
		40,639,866
	Automobiles — 0.7%
370,943	NIO, Inc., ADR (b) (c)	1,543,123
11,227	Tesla, Inc. (b)	2,221,599
		3,764,722
	Biotechnology — 1.7%
1,730,873	Exscientia PLC, ADR (b) (c)	8,827,452
14,661	GRAIL, Inc. (b)	225,340
		9,052,792
	Broadline Retail — 1.1%
25,522	Alibaba Group Holding Ltd., ADR	1,837,584
11,332	Amazon.com, Inc. (b)	2,189,909
67,501	JD.com, Inc., ADR	1,744,226
		5,771,719
	Consumer Finance — 1.7%
371,102	Upstart Holdings, Inc. (b) (c)	8,754,296
	Consumer Staples Distribution & Retail — 1.4%
1,928,581	Ocado Group PLC (GBP) (b)	7,043,119
	Electrical Equipment — 3.6%
69,804	ABB Ltd. (CHF)	3,878,475
17,826	Emerson Electric Co.	1,963,712
115,100	Mitsubishi Electric Corp. (JPY)	1,836,778
76,600	NIDEC CORP. (JPY)	3,420,790
14,842	Rockwell Automation, Inc.	4,085,706
15,480	Schneider Electric SE (EUR)	3,718,516
		18,903,977
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 8.8%
83,951	Cognex Corp.	$3,925,549
380,988	Delta Electronics, Inc. (TWD)	4,550,741
204,076	FARO Technologies, Inc. (b)	3,265,216
837,508	Hexagon AB, Class B (SEK)	9,454,461
8,500	Keyence Corp. (JPY)	3,727,236
116,900	Omron Corp. (JPY)	4,017,279
845,500	Topcon Corp. (JPY)	9,440,865
148,800	Yokogawa Electric Corp. (JPY)	3,597,688
12,238	Zebra Technologies Corp., Class A (b)	3,780,685
		45,759,720
	Health Care Equipment & Supplies — 1.9%
9,505	Intuitive Surgical, Inc. (b)	4,228,299
24,571	Medtronic PLC	1,933,983
61,349	Omnicell, Inc. (b)	1,660,718
5,862	Stryker Corp.	1,994,546
		9,817,546
	Household Durables — 0.4%
24,400	Sony Group Corp. (JPY)	2,068,593
	Industrial Conglomerates — 0.4%
10,449	Siemens AG (EUR)	1,943,990
	Interactive Media & Services — 2.3%
11,591	Alphabet, Inc., Class A	2,111,301
20,570	Baidu, Inc., ADR (b)	1,778,893
63,932	Kakao Corp. (KRW)	1,888,003
4,283	Meta Platforms, Inc., Class A	2,159,574
16,265	NAVER Corp. (KRW)	1,972,124
43,514	Tencent Holdings Ltd. (HKD)	2,075,107
		11,985,002
	IT Services — 0.8%
21,676	Akamai Technologies, Inc. (b)	1,952,574
11,983	International Business Machines Corp.	2,072,460
		4,025,034
	Life Sciences Tools & Services — 2.5%
87,971	Illumina, Inc. (b)	9,182,413
10,796	Tecan Group AG (CHF)	3,614,488
		12,796,901
	Machinery — 9.8%
1,085,893	3D Systems Corp. (b)	3,333,691
64,075	ANDRITZ AG (EUR)	3,969,734
120,001	ATS Corp. (CAD) (b)	3,883,224
218,900	Daifuku Co., Ltd. (JPY)	4,095,276
5,335	Deere & Co.	1,993,316

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery (Continued)
150,211	Duerr AG (EUR)	$3,185,197
136,500	FANUC Corp. (JPY)	3,740,621
86,700	Hirata Corp. (JPY)	3,588,924
40,012	John Bean Technologies Corp.	3,799,940
52,600	Kawasaki Heavy Industries Ltd. (JPY)	1,997,551
123,421	Proto Labs, Inc. (b)	3,812,475
172,600	Shibaura Machine Co., Ltd. (JPY)	4,135,577
50,528	Symbotic, Inc. (b)	1,776,564
142,780	Valmet Oyj (EUR)	4,081,176
100,300	Yaskawa Electric Corp. (JPY)	3,601,424
		50,994,690
	Pharmaceuticals — 0.4%
13,632	Johnson & Johnson	1,992,453
	Semiconductors & Semiconductor Equipment — 8.9%
22,902	Advanced Micro Devices, Inc. (b)	3,714,933
157,460	Ambarella, Inc. (b)	8,494,967
64,810	Intel Corp.	2,007,166
5,033	KLA Corp.	4,149,759
30,579	Micron Technology, Inc.	4,022,056
34,865	NVIDIA Corp.	4,307,222
14,048	NXP Semiconductors N.V.	3,780,176
18,732	QUALCOMM, Inc.	3,731,040
204,600	Renesas Electronics Corp. (JPY)	3,826,474
25,307	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,398,610
27,121	Teradyne, Inc.	4,021,773
		46,454,176
	Software — 39.6%
28,898	ANSYS, Inc. (b)	9,290,707
323,129	Appian Corp., Class A (b)	9,971,761
9,917	Autodesk, Inc. (b)	2,453,962
3,288,039	BlackBerry Ltd. (b)	8,154,337
310,234	C3.ai, Inc., Class A (b) (c)	8,984,377
32,041	Cadence Design Systems, Inc. (b)	9,860,618
820,539	CCC Intelligent Solutions Holdings, Inc. (b)	9,116,188
2,666,753	Cerence, Inc. (b)	7,546,911
227,955	Dassault Systemes SE (EUR)	8,617,736
200,604	Dynatrace, Inc. (b)	8,975,023
4,816	Microsoft Corp.	2,152,511
49,974	Nice Ltd., ADR (b)	8,594,029
423,138	Palantir Technologies, Inc., Class A (b)	10,718,085
31,107	Palo Alto Networks, Inc. (b)	10,545,584
Shares	Description	Value

	Software (Continued)
159,652	Pegasystems, Inc.	$9,663,735
383,400	PKSHA Technology, Inc. (JPY) (b)	8,447,716
311,181	PROS Holdings, Inc. (b)	8,915,336
11,344	PTC, Inc. (b)	2,060,864
8,528	Salesforce, Inc.	2,192,549
778,269	Selvas AI, Inc. (KRW) (b)	8,367,876
545,076	SentinelOne, Inc., Class A (b)	11,473,850
13,964	ServiceNow, Inc. (b)	10,985,060
16,358	Synopsys, Inc. (b)	9,733,991
748,257	UiPath, Inc., Class A (b)	9,487,899
43,384	Workday, Inc., Class A (b)	9,698,927
		206,009,632
	Technology Hardware, Storage & Peripherals — 1.2%
10,400	Apple, Inc.	2,190,448
37,663	Samsung Electronics Co., Ltd. (KRW)	2,229,956
124,300	Seiko Epson Corp. (JPY)	1,930,671
		6,351,075
	Wireless Telecommunication Services — 0.4%
34,700	SoftBank Group Corp. (JPY)	2,240,866
	Total Common Stocks	519,447,016
	(Cost $542,968,033)
MONEY MARKET FUNDS — 0.2%
1,083,952	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	1,083,952
	(Cost $1,083,952)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.7%
$7,416,939	Bank of America Corp., 5.31% (d), dated 06/28/24, due 07/01/24, with a maturity value of $7,420,221. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $7,565,278. (e)	7,416,939

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$8,653,095	Daiwa Capital Markets America, Inc., 5.34% (d), dated 06/28/24, due 07/01/24, with a maturity value of $8,656,946. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 10/17/24 to 08/15/53. The value of the collateral including accrued interest is $8,826,161. (e)	$8,653,095
8,653,095	Mizuho Financial Group, Inc., 5.32% (d), dated 06/28/24, due 07/01/24, with a maturity value of $8,656,931. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $8,826,158. (e)	8,653,095
	Total Repurchase Agreements	24,723,129
	(Cost $24,723,129)

	Total Investments — 104.7%	545,254,097
	(Cost $568,775,114)
	Net Other Assets and Liabilities — (4.7)%	(24,502,893)
	Net Assets — 100.0%	$520,751,204

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $22,795,015 and the total value of the collateral held by the Fund is $24,723,129.

(d)	Rate shown reflects yield as of June 30, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	63.7%
Japan	13.0
United Kingdom	4.8
France	3.9
Cayman Islands	3.3
South Korea	2.8
Canada	2.7
Sweden	1.8
Taiwan	1.7
Israel	1.6
Switzerland	1.4
Germany	1.0
Finland	0.8
Austria	0.8
Netherlands	0.7
Ireland	0.4
Jersey	0.3
Total Investments	104.7
Net Other Assets and Liabilities	(4.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	70.8%
JPY	12.4
EUR	6.1
GBP	3.0
KRW	2.7
SEK	1.7
CHF	1.4
TWD	0.8
CAD	0.7
HKD	0.4
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 519,447,016	$ 519,447,016	$ —	$ —
Money Market Funds	1,083,952	1,083,952	—	—
Repurchase Agreements	24,723,129	—	24,723,129	—
Total Investments	$545,254,097	$520,530,968	$24,723,129	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.2%
4,635	Curtiss-Wright Corp.	$1,255,992
6,844	Howmet Aerospace, Inc.	531,300
495	TransDigm Group, Inc.	632,417
		2,419,709
	Banks — 2.8%
6,419	JPMorgan Chase & Co.	1,298,307
	Biotechnology — 1.5%
657	Regeneron Pharmaceuticals, Inc. (a)	690,527
	Building Products — 1.0%
5,596	A.O. Smith Corp.	457,641
	Commercial Services & Supplies — 6.7%
1,487	Cintas Corp.	1,041,287
9,469	Copart, Inc. (a)	512,841
8,222	Republic Services, Inc.	1,597,863
		3,151,991
	Communications Equipment — 3.0%
3,602	Motorola Solutions, Inc.	1,390,552
	Construction Materials — 1.0%
1,916	Vulcan Materials Co.	476,471
	Consumer Staples Distribution & Retail — 7.3%
1,577	Costco Wholesale Corp.	1,340,434
10,242	Kroger (The) Co.	511,383
23,639	Walmart, Inc.	1,600,597
		3,452,414
	Containers & Packaging — 0.9%
2,321	Packaging Corp. of America	423,722
	Electrical Equipment — 2.6%
7,386	AMETEK, Inc.	1,231,320
	Electronic Equipment, Instruments & Components — 3.1%
21,492	Amphenol Corp., Class A	1,447,916
	Financial Services — 8.2%
8,557	Fiserv, Inc. (a)	1,275,335
2,783	Mastercard, Inc., Class A	1,227,748
5,204	Visa, Inc., Class A	1,365,894
		3,868,977
	Health Care Providers & Services — 9.8%
6,516	Cardinal Health, Inc.	640,653
5,882	Cencora, Inc.	1,325,215
1,164	Chemed Corp.	631,563
Shares	Description	Value

	Health Care Providers & Services (Continued)
4,363	Ensign Group (The), Inc.	$539,660
1,508	HCA Healthcare, Inc.	484,490
1,707	McKesson Corp.	996,956
		4,618,537
	Health Care REITs — 1.1%
5,132	Welltower, Inc.	535,011
	Hotels, Restaurants & Leisure — 3.8%
6,126	Darden Restaurants, Inc.	926,986
3,846	Hilton Worldwide Holdings, Inc.	839,197
		1,766,183
	Household Durables — 1.4%
3,937	Garmin Ltd.	641,416
	Insurance — 17.1%
9,373	Aflac, Inc.	837,103
8,470	American International Group, Inc.	628,813
5,107	Arthur J. Gallagher & Co.	1,324,296
6,957	Marsh & McLennan Cos., Inc.	1,465,979
39,984	Old Republic International Corp.	1,235,505
3,100	Primerica, Inc.	733,398
3,488	Reinsurance Group of America, Inc.	715,982
5,390	Travelers (The) Cos., Inc.	1,096,003
		8,037,079
	IT Services — 2.0%
5,533	International Business Machines Corp.	956,932
	Machinery — 10.9%
4,728	Illinois Tool Works, Inc.	1,120,347
4,399	Nordson Corp.	1,020,304
12,945	Otis Worldwide Corp.	1,246,086
5,719	PACCAR, Inc.	588,714
7,367	Westinghouse Air Brake Technologies Corp.	1,164,354
		5,139,805
	Oil, Gas & Consumable Fuels — 1.0%
5,774	ONEOK, Inc.	470,870
	Software — 1.7%
4,470	PTC, Inc. (a)	812,065
	Specialty Retail — 5.1%
791	O’Reilly Automotive, Inc. (a)	835,343
14,031	TJX (The) Cos., Inc.	1,544,813
		2,380,156

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.7%
12,304	Fastenal Co.	$773,184
547	W.W. Grainger, Inc.	493,525
		1,266,709
	Total Common Stocks	46,934,310
	(Cost $40,981,339)
MONEY MARKET FUNDS — 0.1%
27,549	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	27,549
	(Cost $27,549)

	Total Investments — 100.0%	46,961,859
	(Cost $41,008,888)
	Net Other Assets and Liabilities — (0.0)%	(5,160)
	Net Assets — 100.0%	$46,956,699

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 46,934,310	$ 46,934,310	$ —	$ —
Money Market Funds	27,549	27,549	—	—
Total Investments	$46,961,859	$46,961,859	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
3,301	Textron, Inc.	$283,424
	Banks — 5.4%
531	First Citizens BancShares, Inc., Class A	893,997
1,688	JPMorgan Chase & Co.	341,415
5,771	SouthState Corp.	441,020
		1,676,432
	Building Products — 4.9%
1,754	Builders FirstSource, Inc. (a)	242,771
3,447	Owens Corning	598,813
5,875	UFP Industries, Inc.	658,000
		1,499,584
	Chemicals — 2.2%
2,540	Celanese Corp.	342,621
2,393	Westlake Corp.	346,554
		689,175
	Consumer Finance — 5.6%
6,268	Capital One Financial Corp.	867,804
17,489	OneMain Holdings, Inc.	848,042
		1,715,846
	Consumer Staples Distribution & Retail — 3.5%
13,703	Kroger (The) Co.	684,191
7,701	US Foods Holding Corp. (a)	407,999
		1,092,190
	Electric Utilities — 2.5%
10,038	NRG Energy, Inc.	781,559
	Electronic Equipment, Instruments & Components — 1.5%
2,336	Insight Enterprises, Inc. (a)	463,369
	Financial Services — 3.4%
35,682	Corebridge Financial, Inc.	1,039,060
	Health Care Providers & Services — 9.3%
8,095	Cardinal Health, Inc.	795,900
1,036	HCA Healthcare, Inc.	332,846
778	McKesson Corp.	454,383
819	Molina Healthcare, Inc. (a)	243,489
7,758	Tenet Healthcare Corp. (a)	1,032,047
		2,858,665
	Household Durables — 16.0%
5,190	D.R. Horton, Inc.	731,427
5,229	Lennar Corp., Class A	783,670
5,686	Meritage Homes Corp.	920,279
7,343	PulteGroup, Inc.	808,464
Shares	Description	Value

	Household Durables (Continued)
16,032	Taylor Morrison Home Corp. (a)	$888,814
7,015	Toll Brothers, Inc.	807,988
		4,940,642
	Insurance — 12.1%
4,307	Aflac, Inc.	384,658
12,093	American International Group, Inc.	897,784
29,783	Old Republic International Corp.	920,295
4,941	Reinsurance Group of America, Inc.	1,014,239
2,522	Travelers (The) Cos., Inc.	512,824
		3,729,800
	Machinery — 1.0%
3,084	PACCAR, Inc.	317,467
	Metals & Mining — 6.5%
39,802	Cleveland-Cliffs, Inc. (a)	612,553
3,262	Nucor Corp.	515,657
1,468	Reliance, Inc.	419,261
3,473	Steel Dynamics, Inc.	449,753
		1,997,224
	Mortgage REITs — 2.1%
34,027	Starwood Property Trust, Inc.	644,471
	Oil, Gas & Consumable Fuels — 12.4%
4,121	Marathon Petroleum Corp.	714,911
4,726	ONEOK, Inc.	385,405
16,641	PBF Energy, Inc., Class A	765,819
24,808	Permian Resources Corp.	400,649
5,297	Phillips 66	747,778
5,216	Valero Energy Corp.	817,660
		3,832,222
	Real Estate Management & Development — 1.8%
2,716	Jones Lang LaSalle, Inc. (a)	557,540
	Specialty Retail — 2.0%
26,187	Gap (The), Inc.	625,607
	Technology Hardware, Storage & Peripherals — 2.0%
4,407	Dell Technologies, Inc., Class C	607,769
	Textiles, Apparel & Luxury Goods — 4.8%
3,608	Crocs, Inc. (a)	526,552
1,916	Ralph Lauren Corp.	335,415
14,719	Tapestry, Inc.	629,826
		1,491,793
	Total Common Stocks	30,843,839
	(Cost $27,785,013)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
15,387	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$15,387
	(Cost $15,387)

	Total Investments — 100.0%	30,859,226
	(Cost $27,800,400)
	Net Other Assets and Liabilities — 0.0%	8,627
	Net Assets — 100.0%	$30,867,853

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,843,839	$ 30,843,839	$ —	$ —
Money Market Funds	15,387	15,387	—	—
Total Investments	$30,859,226	$30,859,226	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 5.4%
14,293	Airbus SE (EUR)	$1,963,288
151,467	BAE Systems PLC (GBP)	2,527,386
11,110	Safran S.A. (EUR)	2,348,716
		6,839,390
	Air Freight & Logistics — 1.9%
15,953	DSV A/S (DKK)	2,444,299
	Beverages — 3.5%
18,401	Carlsberg A/S, Class B (DKK)	2,207,941
69,205	Diageo PLC (GBP)	2,177,856
		4,385,797
	Biotechnology — 2.2%
14,102	CSL Ltd. (AUD)	2,777,164
	Broadline Retail — 2.0%
58,247	Wesfarmers Ltd. (AUD)	2,532,664
	Capital Markets — 2.0%
12,279	Deutsche Boerse AG (EUR)	2,513,003
	Chemicals — 2.1%
562	Givaudan S.A. (CHF)	2,664,723
	Consumer Staples Distribution & Retail — 2.0%
44,074	Alimentation Couche-Tard, Inc. (CAD)	2,473,273
	Electric Utilities — 2.2%
389,399	Origin Energy Ltd. (AUD)	2,821,073
	Electrical Equipment — 6.2%
49,723	ABB Ltd. (CHF)	2,762,727
23,957	Legrand S.A. (EUR)	2,376,842
10,976	Schneider Electric SE (EUR)	2,636,591
		7,776,160
	Entertainment — 2.0%
85,416	Universal Music Group N.V. (EUR)	2,541,212
	Financial Services — 2.2%
101,969	Investor AB, Class B (SEK)	2,791,905
	Food Products — 3.9%
213	Chocoladefabriken Lindt & Spruengli AG (CHF)	2,486,916
23,303	Nestle S.A. (CHF)	2,378,932
		4,865,848
	Hotels, Restaurants & Leisure — 4.4%
94,261	Aristocrat Leisure Ltd. (AUD)	3,128,975
89,125	Compass Group PLC (GBP)	2,433,509
		5,562,484
Shares	Description	Value

	Industrial Conglomerates — 2.0%
13,226	Siemens AG (EUR)	$2,460,638
	Insurance — 10.4%
8,691	Allianz SE (EUR)	2,415,330
9,998	Hannover Rueck SE (EUR)	2,534,433
5,512	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	2,756,738
22,620	Swiss Re AG (CHF)	2,807,201
4,951	Zurich Insurance Group AG (CHF)	2,640,129
		13,153,831
	IT Services — 3.7%
23,437	CGI, Inc. (CAD) (b)	2,339,331
17,600	Obic Co., Ltd. (JPY)	2,268,780
		4,608,111
	Machinery — 6.1%
63,303	Alfa Laval AB (SEK)	2,771,858
125,325	Epiroc AB, Class A (SEK)	2,500,824
9,828	Schindler Holding AG (CHF)	2,469,990
		7,742,672
	Metals & Mining — 1.9%
85,157	BHP Group Ltd. (AUD)	2,424,568
	Oil, Gas & Consumable Fuels — 1.8%
33,998	TotalEnergies SE (EUR)	2,269,446
	Passenger Airlines — 1.7%
18,137	Ryanair Holdings PLC, ADR	2,111,872
	Personal Care Products — 4.0%
5,141	L’Oreal S.A. (EUR)	2,257,635
51,515	Unilever PLC (GBP)	2,829,457
		5,087,092
	Pharmaceuticals — 6.3%
122,772	GSK PLC (GBP)	2,373,714
25,955	Novartis AG (CHF)	2,778,221
9,994	Roche Holding AG (CHF)	2,775,338
		7,927,273
	Professional Services — 8.0%
83,549	Bureau Veritas S.A. (EUR)	2,313,871
136,123	Computershare Ltd. (AUD)	2,391,867
16,216	Thomson Reuters Corp. (CAD)	2,733,505
16,275	Wolters Kluwer N.V. (EUR)	2,698,120
		10,137,363

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 4.0%
914	Constellation Software, Inc. (CAD)	$2,633,587
172,118	Sage Group (The) PLC (GBP)	2,368,287
		5,001,874
	Specialty Retail — 2.1%
52,297	Industria de Diseno Textil S.A. (EUR)	2,596,508
	Trading Companies & Distributors — 3.6%
30,688	Brenntag SE (EUR)	2,069,201
65,565	Bunzl PLC (GBP)	2,494,699
		4,563,900
	Transportation Infrastructure — 2.1%
13,206	Aena SME S.A. (EUR) (c) (d)	2,658,879
	Total Common Stocks	125,733,022
	(Cost $117,059,882)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 8/22/2028 (CAD) (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
26,639	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (h)	26,639
	(Cost $26,639)

	Total Investments — 99.7%	125,759,661
	(Cost $117,086,521)
	Net Other Assets and Liabilities — 0.3%	334,881
	Net Assets — 100.0%	$126,094,542

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	18.8%
United Kingdom	13.6
Australia	12.7
Germany	11.7
France	11.3
Canada	8.1
Sweden	6.4
Netherlands	5.7
Spain	4.2
Denmark	3.7
Japan	1.8
Ireland	1.7
United States	0.0††
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.01%.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	32.9%
CHF	18.9
GBP	13.7
AUD	12.8
CAD	8.1
SEK	6.4
DKK	3.7
JPY	1.8
USD	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 125,733,022	$ 125,733,022	$ —	$ —
Warrants*	—**	—	—	—**
Money Market Funds	26,639	26,639	—	—
Total Investments	$125,759,661	$125,759,661	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.